UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2020

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

ESG Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/liquidityshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

2020 Semi-Annual Report

April 30, 2020

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolio of Investments:
ESG Money Market Portfolio	6
Prime Portfolio	9
Government Portfolio	13
Government Securities Portfolio	20
Treasury Portfolio	22
Treasury Securities Portfolio	24
Tax-Exempt Portfolio	25
Statements of Assets and Liabilities	27
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	40
Notes to Financial Statements	55
Privacy Notice	62
Trustee and Officer Information	64

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access fund information about the Trust including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/liquidityshareholderreports.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2020 Semi-Annual Report

April 30, 2020

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (the "Trust") Semi-Annual Report for the period ended April 30, 2020. The Trust currently offers seven funds (ESG Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. The Trust's funds provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2020

2020 Semi-Annual Report

April 30, 2020

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2020 were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market	0.72%	0.72%	0.67%	0.67%	N/A	N/A	N/A	N/A	0.47%	0.47%	0.22%	0.22%	0.57%	0.57%	—	—
Prime	0.74%	0.74%	0.69%	0.69%	N/A	N/A	N/A	N/A	0.49%	0.49%	N/A	N/A	0.59%	0.59%	—	—
Government	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%	0.01%
Government Securities	0.23%	0.23%	0.18%	0.18%	0.13%	0.13%	0.08%	0.08%	0.01%	0.01%	0.01%	0.01%	0.08%	0.08%	—	—
Treasury	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury Securities	0.21%	0.21%	0.16%	0.16%	0.10%	0.10%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.06%	0.06%	0.01%	0.01%
Tax-Exempt	0.13%	0.13%	0.08%	0.08%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.01%	0.01%	—	—
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market	0.60%	0.60%	0.55%	0.55%	N/A	N/A	N/A	N/A	0.35%	0.35%	0.10%	0.10%	0.45%	0.45%	—	—
Prime	0.62%	0.63%	0.57%	0.58%	N/A	N/A	N/A	N/A	0.38%	0.38%	N/A	N/A	0.47%	0.47%	—	—
Government	0.13%	0.13%	0.08%	0.08%	0.03%	0.03%	–0.02%	–0.02%	–0.12%	–0.12%	–0.37%	–0.37%	–0.02%	–0.02%	–0.67%	–0.67%
Government Securities	0.22%	0.22%	0.17%	0.17%	0.12%	0.12%	0.07%	0.07%	–0.03%	–0.03%	–0.28%	–0.28%	0.07%	0.07%	—	—
Treasury	0.07%	0.07%	0.02%	0.02%	–0.03%	–0.03%	–0.08%	–0.08%	–0.18%	–0.18%	–0.43%	–0.43%	–0.08%	–0.08%	–0.73%	–0.73%
Treasury Securities	0.20%	0.20%	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	–0.05%	–0.05%	–0.30%	–0.30%	0.05%	0.05%	–0.59%	–0.59%
Tax-Exempt	–0.01%	–0.01%	–0.05%	–0.05%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	–0.16%	–0.16%	—	—

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Government, Government Securities, Treasury and Treasury Securities are STABLE NAV FUNDS. You could lose money by investing in these Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Morgan Stanley and its affiliates (the "sponsor") has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. ESG Money Market, Prime and Tax-Exempt are FLOATING NAV FUNDS. You could lose money by investing in these Funds. Because the share price of these Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds' liquidity falls below required minimums because of market conditions or other factors. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Please read the Trust's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Funds than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2020 Semi-Annual Report

April 30, 2020

Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, which might include advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2020 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

2020 Semi-Annual Report

April 30, 2020

Expense Examples (unaudited) (cont'd)

	Beginning Account Value 11/1/19	Actual Ending Account Value 4/30/20	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
ESG Money Market Portfolio Institutional Class	$1,000.00	$1,007.11	$1,024.12	$0.75	$0.76	0.15%
ESG Money Market Portfolio Institutional Select Class	1,000.00	1,006.86	1,023.87	1.00	1.01	0.20
ESG Money Market Portfolio Advisory Class	1,000.00	1,005.86	1,022.87	1.99	2.01	0.40
ESG Money Market Portfolio Participant Class	1,000.00	1,004.62	1,021.68	3.19	3.22	0.64
ESG Money Market Portfolio Cash Management Class	1,000.00	1,006.36	1,023.37	1.50	1.51	0.30
Prime Portfolio Institutional Class	1,000.00	1,006.11	1,024.12	0.75	0.76	0.15
Prime Portfolio Institutional Select Class	1,000.00	1,005.65	1,023.87	1.00	1.01	0.20
Prime Portfolio Advisory Class	1,000.00	1,004.96	1,022.87	1.99	2.01	0.40
Prime Portfolio Cash Management Class	1,000.00	1,005.46	1,023.37	1.50	1.51	0.30
Government Portfolio Institutional Class	1,000.00	1,005.86	1,023.97	0.90	0.91	0.18
Government Portfolio Institutional Select Class	1,000.00	1,005.61	1,023.72	1.15	1.16	0.23
Government Portfolio Investor Class	1,000.00	1,005.36	1,023.47	1.40	1.41	0.28
Government Portfolio Administrative Class	1,000.00	1,005.12	1,023.22	1.65	1.66	0.33
Government Portfolio Advisory Class	1,000.00	1,004.67	1,022.77	2.09	2.11	0.42
Government Portfolio Participant Class	1,000.00	1,003.70	1,021.88	2.99	3.02	0.60
Government Portfolio Cash Management Class	1,000.00	1,005.12	1,023.22	1.65	1.66	0.33
Government Portfolio Select Class	1,000.00	1,002.57	1,020.69	4.18	4.22	0.84
Government Securities Portfolio Institutional Class	1,000.00	1,005.94	1,023.87	1.00	1.01	0.20
Government Securities Portfolio Institutional Select Class	1,000.00	1,005.67	1,023.62	1.25	1.26	0.25
Government Securities Portfolio Investor Class	1,000.00	1,005.44	1,023.37	1.50	1.51	0.30
Government Securities Portfolio Administrative Class	1,000.00	1,005.18	1,023.12	1.74	1.76	0.35
Government Securities Portfolio Advisory Class	1,000.00	1,004.70	1,022.63	2.24	2.26	0.45
Government Securities Portfolio Participant Class	1,000.00	1,004.70	1,022.63	2.24	2.26	0.45
Government Securities Portfolio Cash Management Class	1,000.00	1,005.20	1,023.12	1.74	1.76	0.35
Treasury Portfolio Institutional Class	1,000.00	1,005.56	1,023.87	1.00	1.01	0.20
Treasury Portfolio Institutional Select Class	1,000.00	1,005.31	1,023.62	1.25	1.26	0.25
Treasury Portfolio Investor Class	1,000.00	1,005.08	1,023.42	1.45	1.46	0.29
Treasury Portfolio Administrative Class	1,000.00	1,004.88	1,023.22	1.64	1.66	0.33
Treasury Portfolio Advisory Class	1,000.00	1,004.49	1,022.87	1.99	2.01	0.40
Treasury Portfolio Participant Class	1,000.00	1,003.55	1,021.93	2.94	2.97	0.59
Treasury Portfolio Cash Management Class	1,000.00	1,004.88	1,023.22	1.64	1.66	0.33
Treasury Portfolio Select Class	1,000.00	1,002.43	1,020.79	4.08	4.12	0.82
Treasury Securities Portfolio Institutional Class	1,000.00	1,005.92	1,023.87	1.00	1.01	0.20
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,005.67	1,023.62	1.25	1.26	0.25
Treasury Securities Portfolio Investor Class	1,000.00	1,005.40	1,023.37	1.50	1.51	0.30
Treasury Securities Portfolio Administrative Class	1,000.00	1,005.17	1,023.12	1.74	1.76	0.35
Treasury Securities Portfolio Advisory Class	1,000.00	1,004.68	1,022.63	2.24	2.26	0.45
Treasury Securities Portfolio Participant Class	1,000.00	1,003.63	1,021.68	3.19	3.22	0.64
Treasury Securities Portfolio Cash Management Class	1,000.00	1,005.17	1,023.12	1.74	1.76	0.35
Treasury Securities Portfolio Select Class	1,000.00	1,002.45	1,020.44	4.43	4.47	0.89
Tax-Exempt Portfolio Institutional Class	1,000.00	1,005.91	1,024.12	0.75	0.76	0.15
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,005.64	1,023.87	1.00	1.01	0.20
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,005.16	1,023.37	1.50	1.51	0.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited)

ESG Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (5.8%)
International Banks (5.8%)
Credit Suisse NY
1.40%, 1/19/21	$30,000	$30,000
Lloyds Bank PLC,
1.50%, 7/2/20	25,000	25,000
1.65%, 10/8/20	50,000	50,000
UBS AG Stamford Branch
1.51%, 1/13/21	70,000	70,000
Total Certificates of Deposit (Cost $175,000)		175,000
Commercial Paper (a) (23.3%)
Asset-Backed Insurance (3.2%)
MetLife Short Term Funding LLC,
1.86%, 5/29/20 - 6/5/20	96,640	96,474
Domestic Banks (5.8%)
ABN AMRO Funding USA LLC,
1.47%, 7/24/20	5,000	4,983
1.48%, 8/25/20	30,000	29,858
1.51%, 7/1/20	5,000	4,987
1.53%, 7/31/20	71,000	70,727
ING U.S. Funding LLC,
0.61%, 11/2/20	15,000	14,953
0.65%, 9/1/20	25,000	24,945
0.76%, 10/26/20	25,000	24,906
		175,359
Insurance (5.0%)
Pricoa Short Term Funding LLC,
1.01%, 12/7/20 - 12/15/20	25,000	24,842
1.26%, 7/28/20 - 11/16/20	125,000	124,284
		149,126
International Banks (9.3%)
Barclays Bank PLC,
1.08%, 7/30/20 (b)	25,000	24,932
1.25%, 7/21/20 - 7/24/20 (b)	60,000	59,827
1.34%, 7/23/20 (b)	50,000	49,847
1.56%, 7/16/20 (b)	15,000	14,951
DBS Bank Ltd.
1.84%, 7/6/20	25,000	24,985
1.94%, 6/15/20	5,000	4,998
Suncorp-Metway Ltd.,
1.93%, 6/1/20 - 6/2/20	40,000	39,984
1.98%, 6/3/20	50,000	49,979
UBS AG London
1.51%, 12/8/20 (b)	10,000	9,908
		279,411
Total Commercial Paper (Cost $700,171)		700,370
	Face Amount (000)	Value (000)
Corporate Bonds (6.6%)
Domestic Bank (0.7%)
HSBC Bank USA NA
2.75%, 8/7/20	$20,350	$20,433
Insurance (0.6%)
Metropolitan Life Global Funding I
2.50%, 12/3/20 (b)	20,000	20,161
International Banks (5.3%)
ANZ New Zealand International Ltd.,
2.20%, 7/17/20 (b)	24,983	25,044
2.75%, 1/22/21 - 2/3/21 (b)	8,896	9,008
2.85%, 8/6/20 (b)	3,620	3,635
Australia & New Zealand Banking Group Ltd.
4.88%, 1/12/21 (b)	6,113	6,283
Banque Federative du Credit Mutuel SA
2.20%, 7/20/20 (b)	3,356	3,366
BPCE SA
3.15%, 7/31/20 (b)	40,000	40,189
Commonwealth Bank of Australia
2.05%, 9/18/20 (b)	6,131	6,156
HSBC Bank PLC
4.13%, 8/12/20 (b)	4,000	4,032
ING Bank NV
2.70%, 8/17/20 (b)	2,590	2,602
Macquarie Bank Ltd.
2.85%, 7/29/20 (b)	16,476	16,545
Nordea Bank Abp,
2.50%, 9/17/20 (b)	7,030	7,064
4.88%, 1/14/21 (b)	3,140	3,225
Royal Bank of Canada
2.35%, 10/30/20	4,694	4,735
Skandinaviska Enskilda Banken AB
2.63%, 3/15/21	3,885	3,943
Suncorp-Metway Ltd.
2.38%, 11/9/20 (b)	4,000	4,018
Toronto Dominion Bank
3.00%, 6/11/20	9,375	9,399
Westpac Banking Corp.
2.65%, 1/25/21	10,600	10,722
		159,966
Total Corporate Bonds (Cost $200,169)		200,560
Floating Rate Notes (c) (14.5%)
Domestic Banks (2.8%)
HSBC Bank USA NA,
1 Month USD LIBOR + 0.17%, 1.15%, 12/4/20 (b)	34,000	34,000
ING U.S. Funding LLC,
3 Month USD LIBOR + 0.14%, 1.46%, 7/9/20 (b)	49,750	49,750
		83,750

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

ESG Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (11.7%)
Bank of Nova Scotia,
1 Month USD LIBOR + 0.25%, 0.97%, 6/18/20 (b)	$30,000	$30,017
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.21%, 0.65%, 5/29/20 (b)	4,700	4,702
3 Month USD LIBOR + 0.14%, 1.72%, 12/1/20 (b)	40,000	39,989
3 Month USD LIBOR + 0.13%, 1.86%, 8/10/20 (b)	24,500	24,490
Commonwealth Bank of Australia
3 Month USD LIBOR + 0.32%, 1.54%, 6/25/20 (b)	4,000	3,998
DNB Bank ASA,
3 Month USD LIBOR + 0.37%, 1.82%, 10/2/20 (b)	1,060	1,061
HSBC Bank PLC,
1 Month USD LIBOR + 0.34%, 0.91%, 7/24/20 (b)	25,000	25,008
1 Month USD LIBOR + 0.35%, 1.18%, 7/8/20 (b)	39,750	39,773
3 Month USD LIBOR + 0.19%, 1.33%, 7/20/20 (b)	10,000	10,001
3 Month USD LIBOR + 0.17%, 1.35%, 7/16/20 (b)	25,000	24,997
National Australia Bank Ltd.,
3 Month USD LIBOR + 0.35%, 1.66%, 1/12/21 (b)	9,150	9,136
Skandinaviska Enskilda Banken AB,
1 Month USD LIBOR + 0.28%, 0.72%, 7/29/20	15,000	15,000
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.37%, 1.55%, 10/16/20	4,250	4,249
Svenska Handelsbanken,
1 Month USD LIBOR + 0.25%, 1.23%, 1/4/21	25,000	25,000
3 Month USD LIBOR + 0.11%, 1.36%, 12/4/20	25,000	25,000
UBS AG,
1 Month USD LIBOR + 0.13%, 0.62%, 11/25/20	50,000	50,000
UBS AG,
3 Month USD LIBOR + 0.85%, 2.43%, 6/1/20	4,710	4,712
UBS AG London,
3 Month USD LIBOR + 0.48%, 2.06%, 12/1/20 (b)	5,000	4,997
Westpac Banking Corp.,
3 Month USD LIBOR + 0.34%, 1.33%, 1/25/21	9,345	9,304
		351,434
Total Floating Rate Notes (Cost $435,266)		435,184
	Face Amount (000)	Value (000)
Repurchase Agreements (40.1%)
ABN Amro Securities LLC, (0.35%, dated 4/30/20, due 5/1/20; proceeds $25,000; fully collateralized by various U.S. Government obligations, 1.75% - 2.88% due 4/30/23 - 10/31/23 and various Corporate Bonds, 2.25% - 6.95% due 5/14/20 - 4/15/50 (d); valued at $26,108)	$25,000	$25,000
Bank of Nova Scotia Inc., (0.29%, dated 4/30/20, due 5/1/20; proceeds $15,000; fully collateralized by various Corporate Bonds, 1.95% - 3.25% due 2/1/23 (d); valued at $15,750)	15,000	15,000
Bank of Nova Scotia Inc., (0.39%, dated 4/30/20, due 5/1/20; proceeds $100,001; fully collateralized by various Corporate Bonds, 1.75% - 12.25% due 5/27/20 - 3/1/98 (d); valued at $105,809)	100,000	100,000
BNP Paribas Prime Brokerage, Inc., (2.10% (c), dated 12/23/19, due 6/22/20; proceeds $40,425; fully collateralized by various Corporate Bonds, 3.18% - 10.50% due 8/15/21 - 10/15/97 (d); valued at $42,347) (Demand 5/1/20)	40,000	40,000
BNP Paribas Securities Corp., (Interest in $2,250,000 joint repurchase agreement, 0.05% dated 4/30/20 under which BNP Paribas, will repurchase the securities provided as collateral for $2,250,003 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/20/50 (d); valued at $2,295,087	500,000	500,000
BNP Paribas Securities Corp., (1.05% (c), dated 3/14/19, due 6/22/20; proceeds $35,102; fully collateralized by various Corporate Bonds, 2.96% - 9.75% due 2/15/21 - 4/1/46 (d); valued at $37,037) (Demand 6/12/20)	35,000	35,000
BNP Paribas Securities Corp., (1.70% (c), dated 10/2/19, due 6/22/20; proceeds $75,935; fully collateralized by a U.S. Government obligation, 4.75% due 2/15/37 and various Corporate Bonds, 4.00% - 9.75% due 6/1/21 - 6/1/43 (d); valued at $79,387) (Demand 6/22/20)	75,000	75,000
BNP Paribas Securities Corp., (2.45% (c), dated 8/7/19, due 6/22/20; proceeds $15,327; fully collateralized by various Corporate Bonds, 5.75% - 7.88% due 2/15/21 - 3/15/25; valued at $15,901) (Demand 5/7/20)	15,000	15,000
ING Financial Markets LLC, (0.35%, dated 4/30/20, due 5/1/20; proceeds $26,000; fully collateralized by various Corporate Bonds, 5.30% - 6.25% due 6/6/22 - 1/27/25; valued at $27,560)	26,000	26,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

ESG Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Natixis SA, (Interest in $800,000 joint repurchase agreement, 0.04% dated 4/30/20 under which Natixis SA, will repurchase the securities provided as collateral for 800,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 3/20/50 (d); valued at $817,937)	$298,000	$298,000
Societe Generale, (0.35%, dated 4/30/20, due 5/1/20; proceeds $25,000; fully collateralized by various Corporate Bonds, 0.64% - 5.20% due 11/16/20 - 9/30/59 (d); valued at $26,250)	25,000	25,000
Societe Generale, (0.45%, dated 4/30/20, due 5/1/20; proceeds $50,001; fully collateralized by various U.S. Government obligations, 0.00% - 3.00% due 12/31/20 - 2/15/50 and various Corporate Bonds, 2.88% - 12.00% due 4/1/21 - 4/22/51 (d); valued at $52,916)	50,000	50,000
Total Repurchase Agreements (Cost $1,204,000)		1,204,000
Time Deposits (9.6%)
Domestic Bank (4.9%)
DNB Bank ASA (New York)
0.04%, 5/1/20	148,000	148,000
International Bank (4.7%)
National Bank of Canada (Montreal)
0.05%, 5/1/20	140,000	140,000
Total Time Deposits (Cost $288,000)		288,000
Total Investments (99.9%) (Cost $3,002,606) (e)		3,003,114
Other Assets in Excess of Liabilities (0.1%)		2,241
Net Assets (100.0%)		$3,005,355

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2020.

(e)  At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $641,000 and the aggregate gross unrealized depreciation is approximately $133,000, resulting in net unrealized appreciation of approximately $508,000.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	40.1%
Commercial Paper	23.3
Floating Rate Notes	14.5
Time Deposits	9.6
Corporate Bonds	6.7
Certificates of Deposit	5.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited)

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.1%)
International Banks (6.1%)
Canadian Imperial Bank of Commerce
1.27%, 6/19/20	$100,000	$100,000
Lloyds Bank PLC,
1.50%, 7/2/20	175,000	175,000
1.65%, 10/8/20	300,000	300,000
UBS AG Stamford Branch
1.51%, 1/13/21	145,000	145,000
Total Certificates of Deposit (Cost $720,000)		720,000
Commercial Paper (a) (29.0%)
Asset-Backed Diversified Financial Services (2.0%)
Chesham Finance LLC
0.11%, 5/1/20	450,000	450,000
Collateralized Commercial Paper FLEX Co. LLC,
1.32%, 7/7/20	126,000	125,690
1.36%, 8/3/20	25,000	24,912
1.47%, 2/1/21	80,000	79,111
		679,713
Asset-Backed Insurance (0.8%)
MetLife Short Term Funding LLC
1.86%, 5/29/20 - 6/5/20	94,160	94,019
Diversified Financial Services (4.2%)
National Securities Clearing Corp.
2.16%, 6/3/20 (b)	43,300	43,214
Domestic Banks (3.2%)
ABN AMRO Funding USA LLC,
1.47%, 7/24/20	35,000	34,881
1.49%, 7/6/20	43,000	42,883
1.51%, 7/1/20 - 7/23/20	137,000	136,614
ING U.S. Funding LLC,
0.61%, 11/2/20	60,000	59,812
0.65%, 9/1/20	25,000	24,944
0.76%, 10/26/20	75,000	74,718
		373,852
Energy (9.3%)
Chevron Corp.,
1.31%, 8/14/20	75,000	74,716
1.56%, 10/13/20	50,000	49,645
2.22%, 8/4/20	100,000	99,419
2.27%, 7/31/20	25,000	24,858
2.53%, 10/5/20	250,000	247,274
Exxon Mobil Corp.,
2.12%, 7/1/20 - 8/17/20	250,000	248,698
2.26%, 9/25/20	100,000	99,089
Shell International Finance B.V.,
1.76%, 10/5/20 - 10/6/20	250,000	248,087
		1,091,786
	Face Amount (000)	Value (000)
Insurance (2.6%)
Pricoa Short Term Funding LLC,
1.01%, 12/15/20 - 12/17/20	$80,000	$79,490
1.11%, 12/7/20	50,000	49,664
1.26%, 7/28/20	75,000	74,771
Prudential Funding LLC
0.13%, 5/7/20	100,000	99,998
		303,923
International Banks (6.9%)
Barclays Bank PLC,
1.08%, 7/30/20 (b)	70,000	69,811
1.25%, 7/21/20 - 7/24/20 (b)	242,000	241,309
1.56%, 7/16/20 (b)	35,000	34,885
1.86%, 7/1/20 (b)	200,000	199,373
UBS AG London,
1.38%, 12/8/20 (b)	266,330	264,093
		809,471
Total Commercial Paper (Cost $3,395,978)		3,395,978
Corporate Bonds (1.9%)
Domestic Bank (0.1%)
State Street Corporation
4.38%, 3/7/21	11,933	12,292
Insurance (0.1%)
Metropolitan Life Global Funding I
2.40%, 1/8/21 (b)	4,159	4,200
International Banks (1.7%)
ANZ New Zealand International Ltd.
2.85%, 8/6/20 (b)	19,450	19,531
Australia & New Zealand Banking Group Ltd.,
2.13%, 8/19/20	5,310	5,326
2.25%, 11/9/20	13,230	13,326
Banque Federative du Credit Mutuel SA
2.20%, 7/20/20 (b)	2,736	2,744
BPCE SA
3.15%, 7/31/20 (b)	35,000	35,165
Commonwealth Bank of Australia
2.05%, 9/18/20 (b)	4,105	4,122
ING Bank NV
2.70%, 8/17/20 (b)	11,000	11,053
Lloyds Bank PLC
2.70%, 8/17/20	20,000	20,095
National Australia Bank Ltd.,
2.50%, 1/12/21	14,428	14,552
2.63%, 1/14/21	3,000	3,038
Nordea Bank AB,
2.50%, 9/17/20 (b)	9,228	9,272
4.88%, 1/14/21 (b)	2,200	2,259
Toronto Dominion Bank,
2.13%, 4/7/21	5,553	5,622
2.50%, 12/14/20	3,297	3,333
2.55%, 1/25/21	5,000	5,065
UBS AG London
2.45%, 12/1/20 (b)	38,015	38,238
Westpac Banking Corp.
2.65%, 1/25/21	9,798	9,910
		202,651
Total Corporate Bonds (Cost $218,736)		219,493

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (c) (16.3%)
Asset-Backed Diversified Financial Services (0.5%)
Collateralized Commercial Paper Co. LLC,
1 Month USD LIBOR + 0.15%, 1.14%, 12/18/20 (b)	$50,000	$50,000
Domestic Banks (2.6%)
HSBC Bank USA NA,
1 Month USD LIBOR + 0.20%, 0.69%, 2/26/21	15,725	15,668
3 Month USD LIBOR + 0.08%, 1.12%, 10/23/20	15,000	14,985
ING U.S. Funding LLC,
3 Month USD LIBOR + 0.15%, 0.89%, 9/14/20	125,000	125,000
3 Month USD LIBOR + 0.14%, 1.46%, 7/9/20 (b)	50,000	50,000
3 Month USD LIBOR + 0.13%, 1.58%, 7/1/20 (b)	100,000	100,000
		305,653
International Banks (13.2%)
Bank of Montreal,
1 Month USD LIBOR + 0.11%, 0.94%, 11/13/20	124,500	124,500
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.11%, 0.90%, 12/14/20 (b)	58,000	57,931
3 Month USD LIBOR + 0.13%, 1.86%, 8/10/20 (b)	75,000	74,968
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.26%, 0.98%, 6/19/20 (b)	50,000	50,033
1 Month USD LIBOR + 0.25%, 1.06%, 6/15/20 (b)	175,000	175,112
HSBC Bank PLC,
1 Month USD LIBOR + 0.35%, 1.18%, 7/8/20 (b)	85,000	85,050
3 Month USD LIBOR + 0.19%, 1.33%, 7/20/20 (b)	90,000	90,011
3 Month USD LIBOR + 0.17%, 1.35%, 7/16/20 (b)	100,000	99,988
3 Month USD LIBOR + 0.17%, 1.39%, 7/15/20 (b)	150,000	150,010
Nordea Bank AB,
3 Month USD LIBOR + 0.10%, 0.87%, 9/10/20	150,000	150,000
Royal Bank of Canada,
3 Month USD LIBOR + 0.39%, 1.15%, 4/30/21	4,368	4,364
Skandinaviska Enskilda Banken AB,
1 Month USD LIBOR + 0.28%, 0.72%, 7/29/20	135,000	135,000
Svenska Handelsbanken,
1 Month USD LIBOR + 0.25%, 1.23%, 1/4/21	100,000	100,000
3 Month USD LIBOR + 0.11%, 1.36%, 12/4/20	174,500	174,500
UBS AG London,
3 Month USD LIBOR + 0.48%, 2.06%, 12/1/20 (b)	80,000	79,959
		1,551,426
Total Floating Rate Notes (Cost $1,907,144)		1,907,079
	Face Amount (000)	Value (000)
Repurchase Agreements (29.1%)
ABN Amro Securities LLC, (Interest in $750,000 joint repurchase agreement, 0.05% dated 4/30/20 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $750,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 8/20/48 (d); valued at $771,191)	$708,000	$708,000
ABN Amro Securities LLC, (0.35%, dated 4/30/20, due 5/1/20; proceeds $100,001; fully collateralized by various Corporate Bonds, 1.49% - 9.30% due 5/4/20 - 11/15/79 and various U.S. Government obligations, 1.75% - 2.88% due 4/30/23 - 10/31/23 (d); valued at $103,398)	100,000	100,000
Bank of Nova Scotia, (0.39%, dated 4/30/20, due 5/1/20; proceeds $550,006; fully collateralized by various Corporate Bonds, 3.55% - 8.25% due 8/15/20 - 11/15/27; valued at $583,001)	550,000	550,000
BNP Paribas Prime Brokerage, Inc., (0.35%, dated 4/30/20, due 5/1/20; proceeds $223,002; fully collateralized by various Corporate Bonds, 3.50% - 10.75% due 9/15/20 - 10/15/97 (d); valued at $235,904)	223,000	223,000
BNP Paribas Prime Brokerage, Inc., (2.10% (c), dated 12/23/19, due 6/22/20; proceeds $126,327; fully collateralized by various Corporate Bonds, 3.18% - 10.75% due 10/1/20 - 3/28/73 (d); valued at $132,488) (Demand 5/1/20)	125,000	125,000
BNP Paribas Securities Corp., (Interest in $2,500,000 joint repurchase agreement, 0.03% dated 4/30/20 under which BNP Paribas, will repurchase the securities provided as collateral for $2,500,002 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48 (d); valued at $2,550,000)	540,000	540,000
BNP Paribas Securities Corp., (1.05% (c), dated 3/12/19, due 6/22/20; proceeds $162,192; fully collateralized by various Corporate Bonds, 2.27% - 11.50% due 6/1/21 - 10/10/79 (d); valued at $169,591) (Demand 6/12/20)	160,000	160,000
BNP Paribas Securities Corp., (2.45% (c), dated 8/7/19, due 6/22/20; proceeds $25,544; fully collateralized by various Corporate Bonds, 2.95% - 8.75% due 5/15/22 - 7/15/48 (d); valued at $26,491) (Demand 5/7/20)	25,000	25,000
Credit Agricole Corporate and Investment Bank, (Interest in $1,000,000 joint repurchase agreement, 0.04% dated 4/30/20 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,000,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various a U.S. Government agency security with various maturities to 10/1/48 (d); valued at $1,030,000)	98,000	98,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (0.77% (c), dated 2/26/20, due 6/17/20; proceeds $160,384; fully collateralized by various Corporate Bonds, 3.18% - 12.50% due 2/15/21 - 4/20/67 (d); valued at $169,538) (Demand 5/27/20)	$160,000	$160,000
Natixis SA, (Interest in $800,000 joint repurchase agreement, 0.04% dated 4/30/20 under which Natixis SA, will repurchase the securities provided as collateral for $800,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 3/20/50 (d); valued at $817,937)	502,000	502,000
Societe Generale, (0.35%, dated 4/30/20, due 5/1/20; proceeds $75,001; fully collateralized by various Corporate Bonds, 0.64% - 7.00% due 10/30/20 - 5/17/66 and various U.S. Government obligations, 0.13% - 5.25% due 7/15/23 - 8/15/39 (d); valued at $78,579)	75,000	75,000
Societe Generale, (0.45%, dated 4/30/20, due 5/1/20; proceeds $150,002; fully collateralized by various Corporate Bonds, 0.64% - 12.00% due 11/10/20 - 12/15/66 and various U.S. Government obligations, 0.38% - 0.88% due 7/15/25 - 2/15/47 (d); valued at $158,871)	150,000	150,000
Total Repurchase Agreements (Cost $3,416,000)		3,416,000
Time Deposits (17.8%)
Domestic Banks (8.0%)
DNB Bank ASA (New York)
0.04%, 5/1/20	388,000	388,000
Natixis (New York)
0.04%, 5/1/20	550,000	550,000
		938,000
International Banks (9.8%)
Mizuho Bank Ltd.
0.06%, 5/1/20	585,000	585,000
National Bank of Canada (Montreal)
0.05%, 5/1/20	570,000	570,000
		1,155,000
Total Time Deposits (Cost $2,093,000)		2,093,000
Total Investments (100.2%) (Cost $11,750,858) (e)		11,751,200
Liabilities in Excess of Other Assets (–0.2%)		(19,174)
Net Assets (100.0%)		$11,732,026

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2020.

(e)  At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $623,000 and the aggregate gross unrealized depreciation is approximately $281,000, resulting in net unrealized appreciation of approximately $342,000.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Prime Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	29.1%
Commercial Paper	28.9
Time Deposits	17.8
Floating Rate Notes	16.2
Certificates of Deposit	6.1
Other*	1.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (46.0%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.03% dated 4/30/20 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/50; valued at $1,020,000)	$800,000	$800,000
Bank of America NA, (0.04%, dated 4/30/20, due 5/1/20; proceeds $100,000; fully collateralized by a U.S. Government agency security, 3.50% due 11/20/45; valued at $103,000)	100,000	100,000
Bank of America Securities, Inc., (0.01%, dated 4/30/20, due 5/1/20; proceeds $200,000; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 7/31/21 - 2/15/35; valued at $204,000)	200,000	200,000
Bank of America Securities, Inc., (0.04%, dated 4/30/20, due 5/1/20; proceeds $650,001; fully collateralized by various U.S. Government agency securities, 2.47% - 5.00% due 11/1/25 - 1/1/57 (a); valued at $669,500)	650,000	650,000
Bank of America Securities, Inc., (1.54% (b), dated 2/27/20, due 5/27/20; proceeds $501,925; fully collateralized by various U.S. Government agency securities, 2.48% - 5.50% due 10/1/29 - 9/1/51 (a); valued at $515,000) (Demand 5/7/20)	500,000	500,000
Bank of Montreal, (0.02%, dated 4/30/20, due 5/1/20; proceeds $200,000; fully collateralized by various U.S. Government obligations, 2.38% - 3.75% due 8/15/24 - 8/15/48; valued at $204,000)	200,000	200,000
Bank of Montreal, (0.04%, dated 4/30/20, due 5/1/20; proceeds $200,000; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 7/1/48 - 8/20/48 (a); valued at $206,000)	200,000	200,000
Bank of Montreal, (0.13% (b), dated 4/7/20, due 7/2/20; proceeds $300,093; fully collateralized by various U.S. Government obligations, 0.00% - 3.13% due 9/29/20 - 11/15/46; valued at $306,000) (Demand 5/7/20)	300,000	300,000
Bank of Montreal, (0.25%, dated 4/30/20, due 5/1/20; proceeds $55,000; fully collateralized by various U.S. Government agency securities, 1.95% - 4.88% due 8/25/24 - 3/20/70 (a); valued at $57,750)	55,000	55,000
Bank of Montreal, (0.30% (b), dated 4/17/20, due 5/18/20; proceeds $50,013; fully collateralized by various U.S. Government agency securities, 2.38% - 4.88% due 3/20/50 - 11/20/69; valued at $52,500) (Demand 5/7/20)	50,000	50,000
	Face Amount (000)	Value (000)
Bank of Montreal, (1.57% (b), dated 2/27/20, due 5/27/20; proceeds $100,393; fully collateralized by various U.S. Government agency securities, 2.62% - 5.81% due 12/20/39 - 11/20/67 (a); valued at $105,000) (Demand 5/7/20)	$100,000	$100,000
Bank of Montreal, (1.59% (b), dated 2/14/20, due 5/14/20; proceeds $250,994; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 9/1/26 - 7/20/69 (a); valued at $257,500) (Demand 5/7/20)	250,000	250,000
Bank of Montreal, (1.70% (b), dated 2/10/20, due 5/8/20; proceeds $75,312; fully collateralized by various U.S. Government agency securities, 0.72% - 5.71% due 6/25/43 - 12/20/69 (a); valued at $78,750) (Demand 5/7/20)	75,000	75,000
Bank of Nova Scotia, (0.02%, dated 4/30/20, due 5/1/20; proceeds $577,000; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 5/31/20 - 8/15/48 (a); valued at $588,540)	577,000	577,000
Barclays Bank PLC, (0.12% (b), dated 3/6/19, due 5/7/20; proceeds $200,285; fully collateralized by various U.S. Government agency securities, 2.00% - 3.00% due 3/1/50 - 4/1/50; valued at $206,022) (Demand 5/1/20)	200,000	200,000
Barclays Bank PLC, (0.12% (b), dated 2/20/20, due 5/7/20; proceeds $100,026; fully collateralized by a U.S. Government agency security, 2.00% due 4/1/50; valued at $103,011) (Demand 5/1/20)	100,000	100,000
BMO Capital Markets Corp., (0.04%, dated 4/30/20, due 5/1/20; proceeds $450,001; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 4/1/28 - 3/20/70 (a); valued at $463,500)	450,000	450,000
BMO Capital Markets Corp., (0.25%, dated 4/30/20, due 5/1/20; proceeds $50,000; fully collateralized by various U.S. Government agency securities, 0.00% - 7.46% due 9/15/21 - 1/20/70 (a); valued at $52,459)	50,000	50,000
BMO Capital Markets Corp., (0.30% (b), dated 4/9/20, due 5/11/20; proceeds $100,027; fully collateralized by various U.S. Government agency securities, 1.09% - 6.23% due 3/25/22 - 11/20/69 (a); valued at $104,601) (Demand 5/7/20)	100,000	100,000
BMO Capital Markets Corp., (0.30% (b), dated 4/16/20, due 5/18/20; proceeds $50,013; fully collateralized by various U.S. Government agency securities, 1.41% - 6.10% due 9/1/29 - 11/20/69 (a); valued at $51,972) (Demand 5/7/20)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BMO Capital Markets Corp., (0.30%, dated 4/17/20, due 5/5/20; proceeds $100,015; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 7/25/24 - 9/20/69 (a); valued at $104,804)	$100,000	$100,000
BMO Capital Markets Corp., (0.30% (b), dated 4/17/20, due 5/18/20; proceeds $50,013; fully collateralized by various U.S. Government agency securities, 0.08% - 6.14% due 4/25/22 - 4/20/50 (a); valued at $52,279) (Demand 5/7/20)	50,000	50,000
BMO Capital Markets Corp., (1.57% (b), dated 2/27/20, due 5/27/20; proceeds $75,294; fully collateralized by various U.S. Government agency securities, 0.00% - 6.83% due 9/12/23 - 2/20/70 (a); valued at $78,466) (Demand 5/7/20)	75,000	75,000
BNP Paribas Securities Corp., (Interest in $2,500,000 joint repurchase agreement, 0.03% dated 4/30/20 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $2,500,002 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $2,550,000)	250,000	250,000
BNP Paribas Securities Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $491,000; fully collateralized by various U.S. Government obligations, 0.00% - 8.00% due 9/15/20 - 11/15/48; valued at $500,820)	491,000	491,000
BNP Paribas Securities Corp., (0.05%, dated 4/28/20, due 5/5/20; proceeds $500,005; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 7/22/20 - 11/20/47 and various U.S. Government obligations, 0.00% - 2.75% due 7/31/21 - 11/15/47 (a); valued at $511,419)	500,000	500,000
BNP Paribas Securities Corp., (Interest in $2,250,000 joint repurchase agreement, 0.05% dated 4/30/20 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $2,250,003 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/20/50 (a); valued at $2,295,087)	1,750,000	1,750,000
BNP Paribas Securities Corp., (0.24% (b), dated 4/8/20, due 6/4/20; proceeds $300,114; fully collateralized by various U.S. Government agency securities, 0.52% - 6.62% due 4/25/26 - 5/25/50 and various U.S. Government obligations, 0.00% - 2.00% due 5/5/20 - 2/15/50 (a); valued at $309,830) (Demand 5/1/20)	300,000	300,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.25% (b), dated 3/12/20, due 3/12/21; proceeds $601,521; fully collateralized by various U.S. Government agency securities, 1.60% - 7.50% due 8/24/21 - 4/15/55 and various U.S. Government obligations, 0.00% - 8.75% due 8/15/20 - 8/15/48 (a); valued at $612,098) (Demand 5/1/20)	$600,000	$600,000
BNP Paribas Securities Corp., (1.59% (b), dated 2/12/20, due 5/13/20; proceeds $251,005; fully collateralized by various U.S. Government agency securities, 1.88% - 7.00% due 4/5/22 - 4/20/50 and various U.S. Government obligations, 0.00% - 3.00% due 1/31/21 - 8/15/48 (a); valued at $255,257) (Demand 5/7/20)	250,000	250,000
Canadian Imperial Bank of Commerce, (0.04%, dated 4/30/20, due 5/1/20; proceeds $400,000; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 11/20/46 - 10/1/48; valued at $412,000)	400,000	400,000
Canadian Imperial Bank of Commerce, (0.20%, dated 4/29/20, due 5/29/20; proceeds $100,017; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 4/1/31 - 12/1/48 (a); valued at $103,000)	100,000	100,000
Canadian Imperial Bank of Commerce, (1.60% (b), dated 2/19/20, due 5/13/20; proceeds $190,709; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 10/1/41 - 1/1/50 (a); valued at $195,700) (Demand 5/7/20)	190,000	190,000
Citibank NA, (0.05%, dated 4/30/20, due 5/7/20; proceeds $500,005; fully collateralized by various U.S. Government agency securities, 1.94% - 9.00% due 4/1/30 - 3/1/33 and a U.S. Government obligation, 2.75% due 5/31/23; valued at $514,461)	500,000	500,000
Citigroup Global Markets Holdings, Inc., (0.05%, dated 4/28/20, due 5/5/20; proceeds $500,005; fully collateralized by various U.S. Government agency securities, 0.00% - 9.50% due 5/20/20 - 9/15/65 and various U.S. Government obligations, 0.00% - 7.88% due 11/30/20 - 2/15/46 (a); valued at $510,058)	500,000	500,000
Citigroup Global Markets Holdings, Inc., (0.05%, dated 4/30/20, due 5/7/20; proceeds $500,005; fully collateralized by various U.S. Government agency securities, 2.00% - 8.50% due 6/1/34 - 1/1/35; valued at $515,001)	500,000	500,000
Credit Agricole Corporate and Investment Bank, (Interest in $1,000,000 joint repurchase agreement, 0.04% dated 4/30/20 under which Credit Agricole Corporate and Investment Bank., will repurchase the securities provided as collateral for $1,000,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 10/1/48 (a); valued at $1,030,000)	887,000	887,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Credit Agricole Corporate and Investment Bank, (1.59% (b), dated 2/18/20, due 5/18/20; proceeds $250,994; fully collateralized by various U.S. Government agency securities, 1.95% - 5.00% due 2/21/25 - 11/1/48 (a); valued at $257,406) (Demand 5/7/20)	$250,000	$250,000
Daiwa Capital Markets America, Inc., (0.05%, dated 4/30/20, due 5/1/20; proceeds $1,750,002; fully collateralized by various U.S. Government agency securities, 0.30% - 6.00% due 3/17/22 - 4/20/50 and various U.S. Government obligations, 0.00% - 6.13% due 8/11/20 - 11/15/48 (a); valued at $1,799,643)	1,750,000	1,750,000
Fixed Income Clearing Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $1,276,348; fully collateralized by various U.S. Government obligations, 2.00% - 3.38% due 10/31/22 - 11/15/48; valued at $1,301,874)	1,276,347	1,276,347
Fixed Income Clearing Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $1,500,001; fully collateralized by various U.S. Government obligations, 1.50% - 1.88% due 9/30/22 - 8/15/26; valued at $1,530,000)	1,500,000	1,500,000
Fixed Income Clearing Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $1,500,001; fully collateralized by various U.S. Government obligations, 0.13% - 2.88% due 4/15/25 - 7/15/29 (a); valued at $1,530,001)	1,500,000	1,500,000
Fixed Income Clearing Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $4,523,657; fully collateralized by various U.S. Government obligations, 3.00% due 2/15/47 - 5/15/47; valued at $4,614,126)	4,523,653	4,523,653
Goldman Sachs & Co. LLC, (0.05%, dated 4/30/20, due 5/1/20; proceeds $100,000; fully collateralized by various U.S. Government agency securities, 3.08% - 5.78% due 4/20/40 - 1/20/50 (a); valued at $105,000)	100,000	100,000
HSBC Securities USA, Inc., (0.02%, dated 4/30/20, due 5/1/20; proceeds $500,000; fully collateralized by various U.S. Government obligations, 0.00% - 0.50% due 8/15/23 - 2/15/31; valued at $510,000)	500,000	500,000
HSBC Securities USA, Inc., (0.05%, dated 4/30/20, due 5/7/20; proceeds $500,005; fully collateralized by various U.S. Government agency securities, 0.00% - 6.25% due 1/23/25 - 4/20/50 and a U.S. Government obligation, 1.63% due 4/30/23; valued at $514,377)	500,000	500,000
ING Financial Markets LLC, (0.18%, dated 4/20/20, due 5/21/20; proceeds $125,019; fully collateralized by various U.S. Government agency securities, 2.31% - 5.50% due 11/1/29 - 9/1/57 and a U.S. Government obligation, 1.50% due 8/15/26 (a); valued at $128,723)	125,000	125,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (0.02% (b), dated 5/1/19, due 5/7/20; proceeds $500,103; fully collateralized by various U.S. Government agency securities, 0.00% - 8.00% due 7/21/20 - 5/1/50 and a U.S. Government obligations, 0.00% due 2/15/50 (a); valued at $514,299) (Demand 5/1/20)	$500,000	$500,000
JP Morgan Securities LLC, (0.02% (b), dated 2/7/20, due 5/7/20; proceeds $1,970,099; fully collateralized by various U.S. Government agency securities, 0.86% - 7.50% due 5/13/21 - 4/20/50 and various U.S. Government obligations, 0.00% due 11/15/28 - 5/15/47 (a); valued at $2,019,270) (Demand 5/1/20)	1,970,000	1,970,000
JP Morgan Securities LLC, (0.02% (b), dated 2/12/20, due 5/7/20; proceeds $980,046; fully collateralized by various U.S. Government agency securities, 1.10% - 8.50% due 11/2/21 - 10/1/52 and various U.S. Government obligations, 0.00% due 8/15/34 - 5/15/46 (a); valued at $1,004,595) (Demand 5/1/20)	980,000	980,000
JP Morgan Securities LLC, (0.02% (b), dated 2/19/20, due 5/7/20; proceeds $975,042; fully collateralized by various U.S. Government agency securities, 1.25% - 7.00% due 12/24/25 - 4/20/50 (a); valued at $1,004,157) (Demand 5/1/20)	975,000	975,000
JP Morgan Securities LLC, (0.02% (b), dated 2/20/20, due 5/7/20; proceeds $500,021; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 7/10/20 - 5/1/50 and a U.S. Government obligation, 0.00% due 11/15/35 (a); valued at $513,792) (Demand 5/1/20)	500,000	500,000
JP Morgan Securities LLC, (0.02%, dated 4/30/20, due 5/1/20; proceeds $1,000,001; fully collateralized by Various U.S. Government obligations, 2.25% - 3.38% due 11/15/25 - 11/15/48; valued at $1,020,001)	1,000,000	1,000,000
JP Morgan Securities LLC, (0.03%, dated 4/30/20, due 5/1/20; proceeds $750,001; fully collateralized by various U.S. Government agency securities, 0.00% - 6.25% due 5/15/20 - 11/18/39 and various U.S. Government obligations, 0.00% due 11/15/29 - 2/15/40; valued at $765,001)	750,000	750,000
JP Morgan Securities LLC, (0.04%, dated 4/30/20, due 5/1/20; proceeds $3,985,004; fully collateralized by various U.S. Government agency securities, 1.55% - 8.50% due 10/1/21 - 9/1/57 and various U.S. Government obligations, 0.00% due 5/15/32 - 5/15/46 (a); valued at $4,094,664)	3,985,000	3,985,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (0.05%, dated 4/24/20, due 5/1/20; proceeds $1,000,010; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 3/1/23 - 5/1/50 and various U.S. Government obligations, 0.00% due 8/15/31 - 2/15/43 (a); valued at $1,025,366)	$1,000,000	$1,000,000
JP Morgan Securities LLC, (0.06% (b), dated 5/22/19, due 7/30/20; proceeds $150,109; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 9/20/29 - 4/20/50 (a); valued at $154,470) (Demand 5/1/20)	150,000	150,000
JP Morgan Securities LLC, (0.06% (b), dated 6/13/19, due 7/30/20; proceeds $200,138; fully collateralized by various U.S. Government agency securities, 2.13% - 7.00% due 6/10/22 - 4/20/50 and a U.S. Government obligations, 0.00% due 2/15/47 (a); valued at $205,495) (Demand 5/1/20)	200,000	200,000
JP Morgan Securities LLC, (0.12% (b), dated 2/26/19, due 5/7/20; proceeds $150,218; fully collateralized by various U.S. Government agency securities, 0.00% - 6.13% due 8/25/28 - 3/16/60 (a); valued at $157,517) (Demand 5/1/20)	150,000	150,000
JP Morgan Securities LLC, (0.13% (b), dated 7/25/19, due 7/30/20; proceeds $100,134; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 2/25/37 - 1/16/59 (a); valued at $105,012) (Demand 5/1/20)	100,000	100,000
JP Morgan Securities LLC, (0.16% (b), dated 2/26/19, due 5/7/20; proceeds $100,194; fully collateralized by various U.S. Government agency securities, 0.00% - 6.11% due 6/15/32 - 3/16/60 (a); valued at $105,015) (Demand 5/1/20)	100,000	100,000
JP Morgan Securities LLC, (0.26% (b), dated 1/27/20, due 7/30/20; proceeds $225,301; fully collateralized by various U.S. Government agency securities, 0.00% - 15.37% due 10/25/20 - 10/16/56 (a); valued at $236,303) (Demand 5/1/20)	225,000	225,000
JP Morgan Securities LLC, (0.26% (b), dated 2/7/20, due 7/30/20; proceeds $50,063; fully collateralized by various U.S. Government agency securities, 0.18% - 6.46% due 11/15/27 - 11/16/61 (a); valued at $52,512) (Demand 5/1/20)	50,000	50,000
Mizuho Securities USA LLC, (0.50% (b), dated 10/4/18, due 6/4/20; proceeds $100,853; fully collateralized by various U.S. Government agency securities, 0.00% - 6.99% due 2/25/26 - 6/25/38; valued at $105,000) (Demand 5/1/20)	100,000	100,000
Mizuho Securities USA LLC, (0.50% (b), dated 10/23/18, due 6/4/20; proceeds $50,413; fully collateralized by Various U.S. Government obligations,1.13% - 2.88% due 10/15/21 - 2/28/25; valued at $51,000) (Demand 5/1/20)	50,000	50,000
	Face Amount (000)	Value (000)
Mizuho Securities USA LLC, (0.50% (b), dated 1/23/19, due 6/4/20; proceeds $100,697; fully collateralized by various U.S. Government agency securities, 4.28% - 6.99% due 9/25/25 - 1/25/30; valued at $105,000) (Demand 5/1/20)	$100,000	$100,000
Mizuho Securities USA LLC, (0.50% (b), dated 4/23/19, due 6/4/20; proceeds $50,286; fully collateralized by Various U.S. Government obligations,1.25% - 2.88% due 10/15/21 - 8/31/24; valued at $51,000) (Demand 5/1/20)	50,000	50,000
Mizuho Securities USA LLC, (0.50% (b), dated 5/20/19, due 6/4/20; proceeds $100,533; fully collateralized by various U.S. Government agency securities, 1.54% - 7.00% due 7/25/24 - 1/25/48 and a U.S. Government obligation, 1.38% due 1/31/25; valued at $104,043) (Demand 5/1/20)	100,000	100,000
Mizuho Securities USA LLC, (0.50% (b), dated 5/22/19, due 6/4/20; proceeds $100,531; fully collateralized by a U.S. Government agency security, 2.50% due 4/1/50; valued at $103,000) (Demand 5/1/20)	100,000	100,000
Mizuho Securities USA LLC, (0.50% (b), dated 11/12/19, due 6/4/20; proceeds $150,431; fully collateralized by various U.S. Government agency securities, 0.00% - 4.20% due 1/25/29 - 11/25/51; valued at $157,500) (Demand 5/1/20)	150,000	150,000
Mizuho Securities USA LLC, (0.50% (b), dated 12/16/19, due 6/4/20; proceeds $350,838; fully collateralized by various U.S. Government agency securities, 0.10% - 7.00% due 7/25/24 - 3/25/48; valued at $367,500) (Demand 5/1/20)	350,000	350,000
MUFG Securities (Canada), Ltd, (0.03%, dated 4/29/20, due 5/6/20; proceeds $100,001; fully collateralized by Various U.S. Government obligations, 2.00% - 3.13% due 3/15/22 - 11/15/28; valued at $102,001)	100,000	100,000
MUFG Securities (Canada), Ltd, (0.04%, dated 4/30/20, due 5/1/20; proceeds $250,000; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 1/1/35 - 2/20/50 (a) and a U.S. Government obligation, 2.25%; valued at $257,500)	250,000	250,000
Natixis SA, (Interest in $2,200,000 joint repurchase agreement, 0.02% dated 4/30/20 under which Natixis SA, will repurchase the securities provided as collateral for $2,200,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/48 (a); valued at $2,224,000)	1,306,000	1,306,000
Natixis SA, (0.40% (b), dated 4/1/19, due 5/7/20; proceeds $75,338; fully collateralized by various U.S. Government agency securities, 3.00% - 7.00% due 9/20/33 - 10/25/58 (a); valued at $78,750) (Demand 5/7/20)	75,000	75,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Nomura Securities International, Inc., (0.02%, dated 4/30/20, due 5/1/20; proceeds $1,000,001; fully collateralized by various U.S. Government obligations, 0.00% - 2.88% due 3/31/25 - 2/15/38; valued at $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., (0.04%, dated 4/30/20, due 5/1/20; proceeds $2,000,002; fully collateralized by various U.S. Government agency securities, 0.88% - 8.50% due 8/1/20 - 2/20/70 and various U.S. Government obligations, 0.00% due 2/15/38 (a); valued at $2,059,002)	2,000,000	2,000,000
Norinchukin Bank, (0.15%, dated 4/21/20, due 5/26/20; proceeds $375,055; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $382,498)	375,000	375,000
Norinchukin Bank, (0.18%, dated 4/16/20, due 5/18/20; proceeds $150,024; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $153,003)	150,000	150,000
Norinchukin Bank, (0.18%, dated 4/20/20, due 5/21/20; proceeds $440,068; fully collateralized by various U.S. Government obligations, 1.50% - 3.63% due 8/15/26 - 4/15/28; valued at $448,793)	440,000	440,000
Norinchukin Bank, (0.57%, dated 3/12/20, due 6/11/20; proceeds $300,432; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $306,007)	300,000	300,000
Northwestern Mutual Life Insurance Company, (0.06%, dated 4/30/20, due 5/1/20; proceeds $1,000,002; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 1/1/43 - 12/1/46; valued at $1,030,000)	1,000,000	1,000,000
Prudential Insurance Company of America, (0.06%, dated 4/30/20, due 5/1/20; proceeds $269,515; fully collateralized by various U.S. Government obligations, 0.01% - 2.88% due 2/15/32 - 11/15/46; valued at $274,905)	269,515	269,515
Prudential Legacy Insurance Company of New Jersey, (0.06%, dated 4/30/20, due 5/1/20; proceeds $891,811; fully collateralized by various U.S. Government obligations, 0.01% due 8/15/28 - 8/15/45; valued at $909,647)	891,810	891,810
RBC Dominion Securities, (0.04%, dated 4/30/20, due 5/1/20; proceeds $3,650,004; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 11/1/36 - 4/1/50 (a); valued at $3,759,500)	3,650,000	3,650,000
Royal Bank of Canada, (0.04%, dated 4/30/20, due 5/1/20; proceeds $500,001; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 12/1/33 - 2/15/61 (a); valued at $515,000)	500,000	500,000
	Face Amount (000)	Value (000)
TD Securities (USA) LLC, (0.04%, dated 4/30/20, due 5/1/20; proceeds $1,000,001; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 2/1/23 - 5/1/50 (a); valued at $1,030,000)	$1,000,000	$1,000,000
Wells Fargo Securities LLC, (Interest in $865,000 joint repurchase agreement, 0.04% dated 4/30/20 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $865,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/20/50 (a); valued at $890,950)	824,000	824,000
Total Repurchase Agreements (Cost $52,241,325)		52,241,325
U.S. Agency Securities (38.9%)
Federal Farm Credit Bank,
SOFR + 0.19%, 0.01%, 11/18/21 (b)	90,000	90,000
SOFR + 0.04%, 0.05%, 2/9/21 (b)	62,000	62,000
SOFR + 0.07%, 0.08%, 8/20/21 (b)	40,000	40,000
SOFR + 0.08%, 0.09%, 6/10/21 - 7/9/21 (b)	72,500	72,400
SOFR + 0.10%, 0.11%, 5/7/21 (b)	49,000	49,000
SOFR + 0.13%, 0.14%, 2/11/22 - 3/9/22 (b)	182,000	182,000
3 Month Treasury Money Market Yield + 0.05%, 0.17%, 10/21/20 (b)	280,000	279,993
3 Month Treasury Money Market Yield + 0.06%, 0.18%, 7/22/20 - 10/15/20 (b)	160,000	159,999
3 Month Treasury Money Market Yield + 0.07%, 0.19%, 5/1/20 - 7/24/20 (b)	280,000	279,999
0.20%, 4/5/21 (c)	50,000	49,906
3 Month Treasury Money Market Yield + 0.14%, 0.26%, 9/17/21 (b)	153,350	153,055
SOFR + 0.32%, 0.33%, 1/12/22 (b)	200,000	200,000
FCPR Daily - 2.92%, 0.34%, 10/7/20 - 12/17/20 (b)	200,000	199,994
3 Month Treasury Money Market Yield + 0.26%, 0.38%, 5/17/21 - 6/17/21 (b)	273,000	272,978
1 Month USD LIBOR - 0.05%, 0.39%, 5/29/20 (b)	145,000	144,996
0.40%, 12/15/20 - 12/22/20 (c)	58,000	57,851
1 Month USD LIBOR - 0.05%, 0.44%, 8/27/20 (b)	265,000	264,977
1 Month USD LIBOR + 0.01%, 0.44%, 12/29/20 (b)	200,000	199,995
1 Month USD LIBOR + 0.01%, 0.45%, 8/28/20 (b)	325,000	325,000
1 Month USD LIBOR + 0.09%, 0.49%, 8/30/21 (b)	23,000	23,000
0.50%, 10/5/20 (c)	40,000	39,913
1 Month USD LIBOR + 0.03%, 0.51%, 8/25/20 (b)	80,000	79,999
0.52%, 1/15/21 (c)	75,000	74,719
3 Month USD LIBOR - 0.20%, 0.54%, 6/15/20 (b)	100,000	100,000
1 Month USD LIBOR + 0.10%, 0.54%, 7/28/21 (b)	300,000	300,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
0.55%, 3/17/21 (c)	$75,000	$74,633
1 Month USD LIBOR + 0.08%, 0.57%, 8/25/21 (b)	125,000	125,000
1 Month USD LIBOR + 0.16%, 0.65%, 1/25/21 (b)	49,000	49,039
1 Month USD LIBOR - 0.06%, 0.66%, 7/20/20 (b)	128,000	127,999
1 Month USD LIBOR + 0.03%, 0.69%, 1/22/21 (b)	270,000	269,983
1 Month USD LIBOR - 0.01%, 0.71%, 7/20/20 (b)	175,000	174,997
1 Month USD LIBOR + 0.10%, 0.72%, 12/23/21 (b)	118,000	118,000
1 Month USD LIBOR + 0.01%, 0.73%, 8/19/20 - 11/20/20 (b)	102,500	102,474
3 Month USD LIBOR - 0.15%, 0.74%, 9/18/20 (b)	218,000	218,000
1 Month USD LIBOR + 0.04%, 0.75%, 9/18/20 (b)	35,000	34,995
1 Month USD LIBOR + 0.09%, 0.76%, 4/21/21 (b)	100,000	99,999
0.77%, 9/17/21 (b)	23,500	23,475
1 Month USD LIBOR + 0.00%, 0.79%, 12/16/20 (b)	121,000	120,956
3 Month USD LIBOR - 0.17%, 0.82%, 1/27/21 (b)	263,000	263,000
1 Month USD LIBOR + 0.04%, 0.86%, 2/11/21 (b)	345,000	345,000
1 Month USD LIBOR + 0.05%, 0.88%, 9/10/20 (b)	344,000	344,000
1 Month USD LIBOR + 0.08%, 0.91%, 2/10/21 - 8/13/21 (b)	365,000	364,994
1 Month USD LIBOR + 0.09%, 0.92%, 9/13/21 (b)	90,000	90,000
1 Month USD LIBOR + 0.11%, 0.94%, 12/10/21 (b)	95,000	95,000
1 Month USD LIBOR - 0.04%, 0.94%, 5/1/20 (b)	200,000	200,000
1 Month USD LIBOR - 0.02%, 0.96%, 1/6/21 (b)	130,000	129,987
1 Month USD LIBOR + 0.10%, 0.96%, 9/9/21 (b)	100,000	100,000
1 Month USD LIBOR + 0.11%, 0.97%, 7/9/21 (b)	237,000	237,000
0.99%, 10/7/20 (b)	145,000	144,987
1 Month USD LIBOR + 0.01%, 1.00%, 7/2/20 (b)	85,000	85,000
1 Month USD LIBOR + 0.10%, 1.08%, 8/5/21 (b)	277,000	277,000
1.58%, 6/3/20 - 6/30/20 (c)	147,000	146,704
1.60%, 7/27/20 - 8/10/20 (c)	145,000	144,388
1.61%, 7/14/20 (c)	44,000	43,856
1.62%, 7/7/20 - 7/28/20 (c)	66,000	65,788
1.63%, 7/13/20 (c)	35,000	34,886
Federal Farm Credit Bank,
0.53%, 2/17/21 (c)	50,000	49,785
1.59%, 5/22/20 (c)	45,000	44,959
	Face Amount (000)	Value (000)
Federal Home Loan Bank,
SOFR + 0.02%, 0.03%, 8/19/20 (b)	$333,000	$333,000
SOFR + 0.03%, 0.04%, 8/5/20 - 11/6/20 (b)	1,387,000	1,387,000
SOFR + 0.04%, 0.05%, 8/25/20 - 2/25/21 (b)	353,000	353,000
SOFR + 0.05%, 0.06%, 9/28/20 - 1/28/21 (b)	164,000	164,000
SOFR + 0.06%, 0.07%, 5/6/20 (b)	55,000	55,000
SOFR + 0.07%, 0.08%, 10/2/20 - 2/26/21 (b)	964,000	964,000
SOFR + 0.08%, 0.09%, 7/24/20 - 7/23/21 (b)	959,000	958,759
SOFR + 0.09%, 0.10%, 9/11/20 (b)	650,000	650,000
SOFR + 0.10%, 0.11%, 10/8/20 - 12/23/20 (b)	665,000	664,922
0.11%, 7/24/20 (c)	250,000	249,933
SOFR + 0.11%, 0.12%, 6/10/20 (b)	63,000	63,000
0.12%, 7/22/20 - 8/25/20 (c)	876,000	875,683
SOFR + 0.12%, 0.13%, 10/7/20 - 2/28/22 (b)	1,075,800	1,075,800
0.13%, 7/6/20 (c)	210,000	209,950
SOFR + 0.13%, 0.14%, 10/16/20 (b)	565,000	565,000
SOFR + 0.14%, 0.15%, 1/8/21 (b)	50,000	50,000
0.17%, 8/13/20 (c)	250,000	249,877
0.18%, 8/6/20 (c)	250,000	249,879
0.19%, 10/2/20 (c)	103,381	103,297
0.20%, 7/20/20 (c)	475,000	474,789
0.21%, 4/12/21 - 4/22/21 (c)	435,000	434,104
SOFR + 0.23%, 0.24%, 9/25/20 (b)	290,000	290,000
SOFR + 0.24%, 0.25%, 12/24/20 (b)	100,000	100,000
0.28%, 7/27/20 (c)	375,000	374,746
SOFR + 0.35%, 0.36%, 3/28/22 (b)	500,000	500,000
0.38%, 9/18/20 (c)	915,000	913,661
1 Month USD LIBOR - 0.01%, 0.43%, 8/28/20 (b)	230,000	230,000
0.44%, 9/9/20 (c)	2,450,000	2,446,077
1 Month USD LIBOR - 0.02%, 0.47%, 11/27/20 (b)	500,000	500,000
0.48%, 9/16/20 (c)	500,000	499,080
1 Month USD LIBOR - 0.01%, 0.48%, 6/25/20 (b)	150,000	150,000
0.50%, 6/10/20 (c)	280,000	279,844
0.52%, 6/5/20 - 9/30/20 (c)	2,040,000	2,036,392
1 Month USD LIBOR + 0.06%, 0.87%, 6/15/20 (b)	500,000	500,000
1 Month USD LIBOR + 0.05%, 0.97%, 5/8/20 (b)	185,000	185,000
1 Month USD LIBOR + 0.05%, 1.03%, 5/5/20 (b)	285,000	285,000
1.04%, 6/3/20 (c)	1,119,000	1,117,935
1.08%, 6/24/20 (c)	440,000	439,290
3 Month USD LIBOR - 0.10%, 1.22%, 10/9/20 (b)	280,000	280,000
3 Month USD LIBOR - 0.11%, 1.24%, 4/8/21 (b)	700,000	700,000
1.48%, 5/29/20 (c)	2,582,000	2,579,038
1.54%, 8/21/20 (c)	37,000	36,824
1.58%, 5/13/20 - 6/30/20 (c)	869,000	867,422
1.60%, 6/19/20 (c)	531,000	529,854
1.61%, 5/6/20 - 6/26/20 (c)	1,037,243	1,035,231
1.61%, 5/22/20 (c)	88,600	88,517

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
Federal Home Loan Mortgage Corp.
0.27%, 5/6/20 (b)(d)	$548,000	$548,000
Federal Home Loan Mortgage Corp.,
SOFR + 0.03%, 0.04%, 2/24/21 (b)	195,000	195,000
SOFR + 0.04%, 0.05%, 12/4/20 (b)	250,000	250,000
SOFR + 0.05%, 0.06%, 3/5/21 (b)	450,000	450,000
SOFR + 0.14%, 0.15%, 12/10/21 (b)	500,000	500,000
SOFR + 0.15%, 0.16%, 3/4/22 (b)	307,000	307,000
SOFR + 0.18%, 0.19%, 12/13/21 (b)	350,000	350,000
SOFR + 0.20%, 0.21%, 3/11/22 (b)	340,000	340,000
SOFR + 0.30%, 0.31%, 10/25/21 (b)	174,000	174,000
SOFR + 0.32%, 0.33%, 9/23/21 - 9/30/21 (b)	950,000	950,000
Federal National Mortgage Association,
SOFR + 0.08%, 0.09%, 10/30/20 (b)	112,000	111,962
SOFR + 0.10%, 0.11%, 3/11/21 (b)	500,000	500,000
SOFR + 0.11%, 0.12%, 3/4/22 (b)	125,000	125,000
SOFR + 0.12%, 0.13%, 3/16/21 (b)	500,000	500,000
SOFR + 0.16%, 0.17%, 9/16/21 (b)	150,000	150,000
SOFR + 0.31%, 0.32%, 10/25/21 (b)	250,000	250,000
SOFR + 0.30%, 0.33%, 4/28/22 (b)	295,000	295,000
SOFR + 0.32%, 0.33%, 4/27/22 (b)	100,000	100,000
SOFR + 0.31%, 0.34%, 1/24/22 (b)	150,000	150,000
SOFR + 0.35%, 0.36%, 4/7/22 (b)	250,000	250,000
SOFR + 0.36%, 0.37%, 1/20/22 (b)	400,000	400,000
SOFR + 0.39%, 0.40%, 4/15/22 (b)	200,000	200,000
SOFR + 0.20%, 1.35%, 12/16/21 (b)	650,000	650,000
SOFR + 0.22%, 1.37%, 3/16/22 (b)	500,000	500,000
1.50%, 7/30/20	32,700	32,808
Tennessee Valley Authority,
0.10%, 5/20/20 (c)	240,000	239,987
0.16%, 5/6/20 (c)	175,000	174,996
Total U.S. Agency Securities (Cost $44,236,315)		44,236,315
U.S. Treasury Securities (16.3%)
U.S. Treasury Bills,
0.09%, 5/26/20 - 6/11/20 (e)	950,000	949,908
0.10%, 6/2/20 - 6/30/20 (d)(e)	2,350,000	2,349,797
0.11%, 8/4/20 (e)	300,000	299,917
0.12%, 5/12/20 - 6/4/20 (e)	1,410,000	1,409,909
0.13%, 7/9/20 - 7/30/20 (e)	3,805,000	3,803,915
0.14%, 6/16/20 - 9/29/20 (e)	750,000	749,675
0.15%, 6/23/20 - 9/8/20 (e)	1,725,000	1,724,458
0.16%, 5/19/20 - 10/29/20 (e)	3,075,000	3,073,590
0.17%, 8/6/20 (e)	492,000	491,773
0.20%, 7/21/20 (e)	400,000	399,820
0.25%, 9/15/20 (e)	250,000	249,762
0.29%, 7/16/20 (e)	250,000	249,852
1.56%, 8/20/20 (e)	375,000	373,240
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.30%, 0.43%, 10/31/21 (b)	100,000	100,000
1.38%, 9/30/20	344,820	346,165
1.50%, 6/15/20	190,700	190,669
	Face Amount (000)	Value (000)
1.63%, 7/31/20	$595,550	$596,722
2.00%, 7/31/20	250,000	250,995
2.13%, 8/31/20	150,000	150,823
2.50%, 6/30/20	75,000	75,106
2.63%, 7/31/20	385,000	385,954
3.50%, 5/15/20	305,000	305,218
Total U.S. Treasury Securities (Cost $18,527,268)		18,527,268
Total Investments (101.2%) (Cost $115,004,908) (f)(g)		115,004,908
Liabilities in Excess of Other Assets (–1.2%)		(1,378,725)
Net Assets (100.0%)		$113,626,183

(a)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2020.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Rate shown is the yield to maturity at April 30, 2020.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

FCPR  Federal Reserve Bank Prime Loan Rate U.S.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	45.4%
U.S. Agency Securities	38.5
U.S. Treasury Securities	16.1
Total Investments	100.0%
The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited)

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (52.4%)
Federal Farm Credit Bank,
SOFR + 0.08%, 0.09%, 6/10/21 - 7/9/21 (a)	$62,000	$61,882
3 Month Treasury Money Market Yield + 0.05%, 0.17%, 10/21/20 (a)	15,000	15,000
3 Month Treasury Money Market Yield + 0.07%, 0.19%, 5/1/20 (a)	9,000	9,000
0.20%, 4/5/21 (b)	8,000	7,985
0.34%, 1/15/21 (b)	50,000	49,878
1 Month USD LIBOR - 0.05%, 0.39%, 5/29/20 (a)	5,000	5,000
1 Month USD LIBOR + 0.01%, 0.45%, 8/28/20 (a)	20,000	20,000
0.50%, 10/5/20 (b)	10,000	9,978
1 Month USD LIBOR + 0.03%, 0.51%, 8/25/20 (a)	10,000	10,000
3 Month USD LIBOR - 0.20%, 0.54%, 6/15/20 (a)	5,000	5,000
1 Month USD LIBOR - 0.01%, 0.71%, 7/20/20 (a)	12,000	12,000
1 Month USD LIBOR + 0.09%, 0.76%, 4/21/21 (a)	20,000	20,000
0.77%, 9/17/21 (a)	10,000	9,989
3 Month USD LIBOR - 0.17%, 0.82%, 1/27/21 (a)	10,000	10,000
1 Month USD LIBOR + 0.04%, 0.86%, 2/11/21 (a)	20,000	20,000
1 Month USD LIBOR + 0.08%, 0.91%, 2/10/21 (a)	10,000	10,000
1 Month USD LIBOR + 0.11%, 0.94%, 12/10/21 (a)	5,000	5,000
1 Month USD LIBOR - 0.04%, 0.94%, 5/1/20 (a)	28,500	28,500
1 Month USD LIBOR - 0.02%, 0.96%, 1/6/21 (a)	20,000	19,998
1 Month USD LIBOR + 0.11%, 0.97%, 7/9/21 (a)	10,000	10,000
1 Month USD LIBOR + 0.10%, 1.08%, 8/5/21 (a)	15,000	15,000
1.58%, 6/15/20 - 6/30/20 (b)	35,000	34,925
3 Month Treasury Money Market Yield + 0.16%, 0.28%, 1/19/21 (a)	25,000	24,994
1 Month USD LIBOR - 0.05%, 0.78%, 5/14/20 (a)	10,000	10,000
1.56%, 11/9/20 (a)	12,750	12,746
1.58%, 7/8/20 (b)	10,000	9,970
Federal Farm Credit Discount Notes,
0.09%, 6/4/20 (b)	178,000	177,985
0.11%, 7/15/20 (b)	40,000	39,991
0.22%, 8/7/20 (b)	100,000	99,940
0.25%, 8/14/20 (b)	12,000	11,991
1.62%, 8/21/20 (b)	10,182	10,131
Federal Home Loan Bank,
SOFR + 0.02%, 0.03%, 5/14/20 - 8/19/20 (a)	144,500	144,500
SOFR + 0.03%, 0.04%, 7/17/20 - 9/28/20 (a)	74,000	74,000
SOFR + 0.04%, 0.05%, 5/8/20 - 2/25/21 (a)	42,000	42,000
SOFR + 0.05%, 0.06%, 1/28/21 (a)	15,000	14,998
	Face Amount (000)	Value (000)
SOFR + 0.06%, 0.07%, 5/6/20 (a)	$15,000	$15,000
SOFR + 0.07%, 0.08%, 2/26/21 (a)	5,000	5,000
SOFR + 0.08%, 0.09%, 5/11/20 - 6/11/21 (a)	71,000	71,000
SOFR + 0.09%, 0.10%, 9/11/20 - 12/4/20 (a)	85,000	85,000
SOFR + 0.10%, 0.11%, 10/8/20 - 12/23/20 (a)	32,000	31,997
0.12%, 5/1/20 - 8/25/20 (b)	52,520	52,501
SOFR + 0.11%, 0.12%, 6/10/20 (a)	50,000	50,006
SOFR + 0.12%, 0.13%, 10/7/20 - 2/28/22 (a)	33,000	33,000
0.13%, 7/6/20 (b)	40,000	39,990
SOFR + 0.13%, 0.14%, 10/16/20 (a)	65,000	65,000
0.14%, 10/30/20	15,000	14,997
SOFR + 0.14%, 0.15%, 3/10/21 (a)	35,000	35,000
0.16%, 7/10/20 (b)	199,000	198,938
0.17%, 6/24/20 (b)	73,000	72,981
SOFR + 0.16%, 0.17%, 1/7/21 (a)	10,000	10,000
0.20%, 7/7/20 - 7/20/20 (b)	125,000	124,952
0.21%, 7/31/20 (b)	19,882	19,871
0.24%, 8/28/20 (b)	35,000	34,972
0.25%, 6/19/20 (b)	106,295	106,258
0.28%, 7/27/20 (b)	17,000	16,989
0.30%, 9/23/20 (b)	50,000	49,940
1 Month USD LIBOR - 0.01%, 0.43%, 8/28/20 (a)	15,000	15,000
0.44%, 9/9/20 (b)	50,000	49,920
0.45%, 9/18/20 (b)	25,000	24,956
0.50%, 6/10/20 (b)	16,100	16,091
0.52%, 6/5/20 - 9/21/20 (b)	50,000	49,912
0.77%, 5/14/20 (b)	45,000	44,988
1 Month USD LIBOR + 0.05%, 0.97%, 5/8/20 (a)	15,000	15,000
1.01%, 6/3/20 (b)	85,000	84,921
1 Month USD LIBOR + 0.05%, 1.03%, 5/5/20 (a)	15,000	15,000
3 Month USD LIBOR - 0.10%, 1.22%, 10/9/20 (a)	15,000	15,000
1.44%, 5/29/20 (b)	80,000	79,910
1.57%, 5/20/20 (b)	47,000	46,961
2.63%, 5/28/20	21,950	21,967
Tennessee Valley Authority Discount Notes,
0.16%, 5/6/20 (b)	55,000	54,999
0.22%, 5/13/20 (b)	66,500	66,495
Total U.S. Agency Securities (Cost $2,796,893)		2,796,893
U.S. Treasury Securities (47.5%)
U.S. Treasury Bills,
0.11%, 8/4/20 (c)	40,000	39,989
0.12%, 7/30/20 - 8/11/20 (c)	155,000	154,952
0.13%, 7/14/20 (c)	75,000	74,981
0.15%, 5/19/20 - 10/29/20 (c)	276,000	275,930
0.17%, 7/28/20 (c)	85,000	84,966
0.20%, 7/21/20 (c)	75,000	74,966
0.25%, 6/23/20 - 3/25/21 (c)	190,000	189,902
0.08%, 5/5/20 (c)	200,000	199,998
0.09%, 5/26/20 (c)	25,000	24,998
0.10%, 7/9/20 (c)	15,000	14,997

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
0.14%, 6/16/20 (c)	$100,000	$99,983
0.16%, 10/8/20 (c)	75,000	74,947
0.19%, 5/12/20 (c)	25,000	24,999
0.21%, 6/11/20 (c)	65,000	64,984
0.23%, 8/6/20 (c)	69,000	68,958
0.29%, 6/9/20 - 7/16/20 (c)	75,000	74,962
0.41%, 9/10/20 (c)	20,000	19,970
0.50%, 5/28/20 (c)	195,000	194,928
1.39%, 6/4/20 (c)	60,000	59,923
1.58%, 5/21/20 (c)	75,000	74,935
0.09%, 6/2/20 (c)(d)	70,000	69,995
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.04%, 0.17%, 7/31/20 (a)	20,000	19,993
3 Month Treasury Money Market Yield + 0.05%, 0.17%, 10/31/20 (a)	50,000	49,971
3 Month Treasury Money Market Yield + 0.12%, 0.24%, 1/31/21 (a)	75,000	74,975
3 Month Treasury Money Market Yield + 0.22%, 0.35%, 7/31/21 (a)	15,000	14,997
3 Month Treasury Money Market Yield + 0.30%, 0.43%, 10/31/21 (a)	95,000	95,089
1.38%, 9/30/20	29,000	29,138
1.50%, 7/15/20	20,000	19,996
1.63%, 6/30/20	25,000	25,003
1.88%, 6/30/20	34,000	34,015
2.13%, 8/31/20	25,000	25,139
2.63%, 7/31/20	105,000	105,369
3.50%, 5/15/20	80,000	80,059
Total U.S. Treasury Securities (Cost $2,538,007)		2,538,007
Total Investments (99.9%) (Cost $5,334,900) (e)(f)		5,334,900
Other Assets in Excess of Liabilities (0.1%)		6,731
Net Assets (100.0%)		$5,341,631

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  Rate shown is the yield to maturity at April 30, 2020.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	52.4%
U.S. Treasury Securities	47.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (34.5%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.03% dated 4/30/20 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/50; valued at $1,020,000)	$200,000	$200,000
Barclays Bank PLC, (0.02%, dated 4/30/20, due 5/1/20; proceeds $215,000; fully collateralized by various U.S. Government obligations, 1.38% - 4.50% due 10/15/22 - 5/15/38; valued at $219,300)	215,000	215,000
BNP Paribas Securities Corp., (Interest in $2,500,000 joint repurchase agreement, 0.03% dated 4/30/20 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $2,500,002 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48 (a); valued at $2,550,000)	1,710,000	1,710,000
BNP Paribas Securities Corp., (0.04%, dated 4/28/20, due 5/5/20; proceeds $500,004; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 5/15/20 - 8/15/48 (a); valued at $510,000)	500,000	500,000
BNP Paribas Securities Corp., (0.24% (b), dated 3/12/20, due 6/29/20; proceeds $350,254; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 5/5/20 - 8/15/48 (a); valued at $357,000) (Demand 5/1/20)	350,000	350,000
Canadian Imperial Bank of Commerce, (0.90%, dated 3/5/20, due 5/6/20; proceeds $200,310; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 5/15/21 - 5/15/48; valued at $204,000)	200,000	200,000
Credit Agricole Corporate and Investment Bank, (0.02%, dated 4/30/20, due 5/1/20; proceeds $477,000; fully collateralized by various U.S. Government obligations, 2.00% - 3.38% due 5/15/29 - 2/15/50; valued at $486,540)	477,000	477,000
Credit Agricole Corporate and Investment Bank, (Interest in $1,000,000 joint repurchase agreement, 0.02% dated 4/30/20 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $1,000,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/46; valued at $1,020,000)	1,000,000	1,000,000
Credit Suisse AG, (0.02%, dated 4/30/20, due 5/1/20; proceeds $110,000; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 3/25/21 - 8/31/26; valued at $112,200)	110,000	110,000
	Face Amount (000)	Value (000)
Fixed Income Clearing Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $500,000; fully collateralized by a U.S. Government obligation, 0.13% due 4/15/25; valued at $510,003)	$500,000	$500,000
Fixed Income Clearing Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $500,000; fully collateralized by various U.S. Government obligations, 1.50% - 2.75% due 10/31/24 - 2/15/28; valued at $510,000)	500,000	500,000
Fixed Income Clearing Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $2,200,002; fully collateralized by various U.S. Government obligations, 2.25% - 2.88% due 4/30/23 - 11/15/27; valued at $2,244,000)	2,200,000	2,200,000
JP Morgan Securities LLC, (0.03%, dated 4/24/20, due 5/1/20; proceeds $500,003; fully collateralized by various U.S. Government obligations, 2.88% - 3.88% due 8/15/40 - 8/15/45; valued at $510,003)	500,000	500,000
JP Morgan Securities LLC, (0.04% (b), dated 7/26/19, due 7/30/20; proceeds $200,082; fully collateralized by a U.S. Government obligation, 2.88% due 11/30/23; valued at $204,008) (Demand 5/1/20)	200,000	200,000
Metlife Insurance Company, (0.05%, dated 4/30/20, due 5/1/20; proceeds $200,001; fully collateralized by a U.S. Government obligation, 0.10% due 2/15/46; valued at $204,001)	200,001	200,001
MUFG Securities (Canada), Ltd, (0.02%, dated 4/30/20, due 5/1/20; proceeds $500,000; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 5/31/20 - 11/15/40; valued at $510,000)	500,000	500,000
Natixis SA, (Interest in $2,200,000 joint repurchase agreement, 0.02% dated 4/30/20 under which Natixis SA, will repurchase the securities provided as collateral for $2,200,001 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 7/15/48; valued at $2,244,000)	869,000	869,000
Norinchukin Bank, (0.15%, dated 4/21/20, due 5/26/20; proceeds $50,007; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $50,998)	50,000	50,000
Norinchukin Bank, (0.16%, dated 4/23/20, due 5/29/20; proceeds $250,040; fully collateralized by various U.S. Government obligations, 2.63% - 3.63% due 11/15/20 - 4/15/28; valued at $255,002)	250,000	250,000
Norinchukin Bank, (0.18%, dated 4/20/20, due 5/21/20; proceeds $250,039; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $255,007)	250,000	250,000
Norinchukin Bank, (1.68%, dated 2/6/20, due 5/11/20; proceeds $175,776; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $178,493)	175,000	175,000

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Prudential Insurance Company of America, (0.06%, dated 4/30/20, due 5/1/20; proceeds $377,937; fully collateralized by various U.S. Government obligations, 0.01% - 2.88% due 5/15/20 - 2/15/47; valued at $385,495)	$377,936	$377,936
RBC Dominion Securities, (1.59% (b), dated 2/18/20, due 5/7/20; proceeds $250,872; fully collateralized by various U.S. Government obligations, 0.00% - 6.25% due 5/21/20 - 5/15/48 (a); valued at $255,000) (Demand 5/7/20)	250,000	250,000
Societe Generale, (0.02%, dated 4/30/20, due 5/1/20; proceeds $200,000; fully collateralized by various U.S. Government obligations, 0.00% - 7.88% due 11/15/20 - 8/15/48; valued at $204,000)	200,000	200,000
Sumitomo Mitsui Banking Corp., (0.03%, dated 4/30/20, due 5/1/20; proceeds $1,500,001; fully collateralized by various U.S. Government obligations, 0.50% - 3.13% due 10/31/20 - 2/15/50; valued at $1,530,875)	1,500,000	1,500,000
Wells Fargo Securities LLC, (Interest in $450,000 joint repurchase agreement, 0.02% dated 4/30/20 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $450,000 on 5/1/20. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 1/31/25; valued at $459,000)	450,000	450,000
Total Repurchase Agreements (Cost $13,733,937)		13,733,937
U.S. Treasury Securities (67.8%)
U.S. Treasury Bills,
0.09%, 5/26/20 - 6/11/20 (c)	470,000	469,960
0.10%, 6/2/20 - 6/30/20 (c)(d)	1,700,000	1,699,841
0.11%, 8/4/20 - 8/27/20 (c)	825,000	824,744
0.13%, 7/14/20 (c)	1,150,000	1,149,705
0.14%, 6/16/20 - 9/29/20 (c)	1,200,000	1,199,597
0.15%, 9/8/20 (c)	700,000	699,621
0.16%, 5/12/20 - 10/29/20 (c)	4,175,000	4,174,266
0.17%, 7/28/20 - 8/6/20 (c)	1,450,000	1,449,410
0.18%, 7/30/20 (c)	1,625,000	1,624,282
0.20%, 7/21/20 (c)	500,000	499,775
0.25%, 9/15/20 - 3/25/21 (c)	725,000	723,881
0.30%, 9/17/20 (c)	150,000	149,826
0.37%, 8/20/20 (c)	485,000	484,456
0.38%, 6/4/20 (c)	1,450,000	1,449,487
0.41%, 9/10/20 (c)	310,000	309,546
0.53%, 7/9/20 (c)	500,000	499,499
0.82%, 7/16/20 (c)	310,000	309,475
1.03%, 9/3/20 (c)	350,000	348,773
1.39%, 5/21/20 (c)	80,000	79,939
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.04%, 0.17%, 7/31/20 (b)	474,000	473,945
	Face Amount (000)	Value (000)
3 Month Treasury Money Market Yield + 0.05%, 0.17%, 10/31/20 (b)	$725,000	$724,772
3 Month Treasury Money Market Yield + 0.12%, 0.24%, 1/31/21 (b)	531,000	530,774
3 Month Treasury Money Market Yield + 0.14%, 0.26%, 4/30/21 (b)	35,000	34,978
3 Month Treasury Money Market Yield + 0.15%, 0.28%, 1/31/22 (b)	925,000	923,904
3 Month Treasury Money Market Yield + 0.22%, 0.35%, 7/31/21 (b)	606,000	606,078
3 Month Treasury Money Market Yield + 0.30%, 0.43%, 10/31/21 (b)	1,503,000	1,504,735
1.13%, 2/28/21	750,000	754,262
1.38%, 9/30/20	75,000	75,295
1.50%, 6/15/20 - 8/15/20	200,000	200,464
1.63%, 6/30/20 - 7/31/20	677,000	677,432
1.75%, 12/31/20	245,000	247,184
2.00%, 7/31/20 - 2/28/21	76,000	76,597
2.13%, 8/31/20	50,000	50,274
2.38%, 3/15/21	75,000	76,364
2.50%, 6/30/20 - 2/28/21	862,000	873,894
2.63%, 7/31/20 - 8/31/20	790,000	792,964
3.50%, 5/15/20	275,000	275,196
Total U.S. Treasury Securities (Cost $27,045,195)		27,045,195
Total Investments (102.3%) (Cost $40,779,132) (e)(f)		40,779,132
Liabilities in Excess of Other Assets (-2.3%)		(932,015)
Net Assets (100.0%)		$39,847,117

(a)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2020.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Rate shown is the yield to maturity at April 30, 2020.

(d)  All or a portion of the security is subject to delayed delivery.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	66.3%
Repurchase Agreements	33.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited)

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (101.9%)
U.S. Treasury Bills,
0.00%, 8/20/20 (a)	$385,000	$384,996
0.03%, 6/25/20 - 9/24/20 (a)	1,947,550	1,947,430
0.05%, 5/7/20 (a)	3,372,000	3,371,970
0.07%, 5/26/20 (a)	2,168,800	2,168,683
0.09%, 6/2/20 (a)(b)	430,000	429,971
0.09%, 6/2/20 (a)	1,495,000	1,494,892
0.10%, 6/30/20 (a)(b)	500,000	499,926
0.11%, 8/4/20 (a)	600,000	599,833
0.12%, 6/11/20 (a)	3,175,000	3,174,576
0.13%, 5/12/20 - 7/14/20 (a)	3,397,000	3,396,696
0.14%, 9/29/20 (a)	200,000	199,888
0.15%, 5/19/20 - 10/29/20 (a)	5,002,000	5,000,418
0.16%, 6/23/20 - 1/28/21 (a)	6,195,000	6,192,769
0.17%, 6/18/20 - 7/28/20 (a)	900,000	899,762
0.18%, 7/21/20 (a)	750,000	749,705
0.19%, 5/5/20 - 9/22/20 (a)	1,395,015	1,394,873
0.24%, 7/16/20 (a)	168,870	168,785
0.25%, 9/15/20 - 3/25/21 (a)	435,000	434,541
0.29%, 6/9/20 (a)	250,000	249,921
0.30%, 9/17/20 (a)	375,000	374,566
0.33%, 8/6/20 (a)	370,000	369,679
0.35%, 7/9/20 (a)	885,000	884,423
0.41%, 9/10/20 (a)	350,000	349,479
0.50%, 7/23/20 (a)	235,000	234,736
0.82%, 5/28/20 (a)	1,700,000	1,698,972
0.91%, 5/21/20 (a)	2,403,000	2,401,805
0.93%, 6/4/20 (a)	605,000	604,478
1.03%, 9/3/20 (a)	230,000	229,193
1.04%, 7/2/20 (a)	383,000	382,330
1.58%, 5/14/20 (a)	525,000	524,706
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.04%, 0.17%, 7/31/20 (c)	1,911,245	1,910,922
3 Month Treasury Money Market Yield + 0.05%, 0.17%, 10/31/20 (c)	1,325,000	1,324,504
3 Month Treasury Money Market Yield + 0.12%, 0.24%, 1/31/21 (c)	1,399,000	1,398,373
3 Month Treasury Money Market Yield + 0.14%, 0.26%, 4/30/21 (c)	140,000	140,022
3 Month Treasury Money Market Yield + 0.15%, 0.28%, 1/31/22 (c)	600,000	599,297
3 Month Treasury Money Market Yield + 0.22%, 0.35%, 7/31/21 (c)	140,000	140,028
3 Month Treasury Money Market Yield + 0.30%, 0.43%, 10/31/21 (c)	1,050,000	1,050,958
1.38%, 8/31/20 - 9/30/20	535,000	536,184
1.50%, 5/15/20 - 8/15/20	648,811	649,216
1.63%, 6/30/20 - 7/31/20	1,004,860	1,005,596
1.75%, 12/31/20	100,000	100,892
1.88%, 6/30/20 - 12/15/20	404,000	406,452
2.00%, 7/31/20	500,000	501,176
2.13%, 8/31/20	698,000	702,155
2.25%, 3/31/21	50,000	50,794
	Face Amount (000)	Value (000)
2.50%, 5/31/20 - 6/30/20	$968,000	$969,744
2.63%, 7/31/20 - 8/31/20	530,000	532,074
3.50%, 5/15/20	200,000	200,144
Total Investments (101.9%) (Cost $53,032,533) (d)(e)		53,032,533
Liabilities in Excess of Other Assets (-1.9%)		(967,315)
Net Assets (100.0%)		$52,065,218

(a)  Rate shown is the yield to maturity at April 30, 2020.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (98.2%)
Weekly Variable Rate Bonds (a) (43.0%)
Austin, TX, Water & Wastewater System Ser 2008 0.22%, 5/15/31	$20,435	$20,435
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 0.22%, 11/1/35	20,000	20,000
Gainesville, FL, Utilities System 2008 Ser B 0.20%, 10/1/38	18,000	18,000
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2012 I-4 0.20%, 11/15/34	19,000	19,000
Houston, TX, Combined Utility System First Lien Revenue Refunding Bonds, Series 2012 A 0.21%, 5/15/34	20,000	20,000
Indiana Finance Authority, IN, Trinity Health Ser 2008 D-1 0.21%, 12/1/34	20,975	20,975
Orlando Utilities Commission, FL, Utility System Ser 2015-B 0.17%, 10/1/39	15,000	15,000
RBC Municipal Products Inc Trust, MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130 0.26%, 11/1/23 (b)	8,500	8,500
RBC Municipal Products Inc Trust, MO, Health and Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17 0.27%, 12/1/39 (b)	8,000	8,000
RBC Municipal Products Inc Trust, NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133 0.25%, 5/1/23 (b)	5,000	5,000
RBC Municipal Products Inc Trust, SC, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130 3.35%, 10/1/25 (b)	3,000	3,000
Tender Option Bond Trust Receipts/Certificates, TX, Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012 0.30%, 11/15/46 (b)	19,000	19,000
Utah Water Finance Agency, Ser 2008 B 0.25%, 10/1/37	18,210	18,210
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs 0.25%, 6/1/23	20,000	20,000
Total Weekly Variable Rate Bonds (Cost $215,120)		215,120
Daily Variable Rate Bonds (a) (39.3%)
Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012 0.10%, 11/1/41	24,800	24,800
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1 0.16%, 12/1/24	18,200	18,200
	Face Amount (000)	Value (000)
Metropolitan Water District of Southern California, CA, Water 2000 Ser B-3 0.13%, 7/1/35	$16,900	$16,900
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Ser 2007 C 0.14%, 12/1/30	18,000	18,000
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Se 2007 D 0.14%, 12/1/30	8,000	8,000
Montgomery County, MD, 2017 Ser E 0.15%, 11/1/37	17,140	17,140
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2014 Subser AA-4 0.17%, 6/15/49	18,400	18,400
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2003 Ser A Subser A4 0.15%, 11/1/29	20,000	20,000
New York City, NY, Fiscal 2012 Subser G-6 0.15%, 4/1/42	11,740	11,740
Fiscal 2019 Ser D Subser D-4 0.18%, 12/1/47	6,000	6,000
Phoenix, AZ, Industrial Development Authority Health Care Facilities Mayo Clinic Ser 2014 A 0.10%, 11/15/52	15,000	15,000
RBC Municipal Products Trust Inc, NA, Various States Certificates G-116 1.21%, 5/1/25 (b)	1,500	1,500
Triborough Bridge & Tunnel Authority, NY, Sub Ser 2005 B-2 0.10%, 1/1/32	3,050	3,050
University of California, CA, Ser 2013 AL-4 0.12%, 5/15/48	18,080	18,080
Total Daily Variable Rate Bonds (Cost $196,810)		196,810
Municipal Bonds & Notes (7.5%)
Texas, Ser 2019 TRANs 4.00%, 8/27/20	30,000	30,332
Union Township, OH, BANs Ser 2019 2.25%, 9/2/20	7,000	7,027
Total Municipal Bonds & Notes (Cost $37,281)		37,359
Commercial Paper (4.2%)
University of Texas, TX, Financing System Ser 2015 A 1.29%, 5/28/20 (Cost $21,000)	21,000	21,014
Closed-End Investment Companies (a) (4.2%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, Ser 1 0.29%, 12/1/43 (b) (Cost $21,000)	21,000	21,000
Total Investments (98.2%) (Cost $491,211) (c)		491,303
Other Assets in Excess of Liabilities (1.8%)		8,874
Net Assets (100.0%)		$500,177

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Portfolio of Investments (unaudited) (cont'd)

Tax-Exempt Portfolio

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $92,000 and the aggregate gross unrealized depreciation is approximately $0, resulting in net unrealized appreciation of approximately $92,000.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

TRANs  Tax and Revenue Anticipation Notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	43.8%
Daily Variable Rate Bonds	40.1
Other*	8.5
Municipal Bonds & Notes	7.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percent of Net Assets
Texas	$153,781	30.8%
New York	64,190	12.8
Florida	52,000	10.4
Maryland	37,140	7.4
California	34,980	7.0
Mississippi	26,000	5.2
Other	21,000	4.2
Indiana	20,975	4.2
Colorado	20,000	4.0
Utah	18,210	3.6
Arizona	15,000	3.0
Massachusetts	8,500	1.7
Missouri	8,000	1.6
Ohio	7,027	1.4
South Carolina	3,000	0.6
Kentucky	1,500	0.3
	$491,303	98.2%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Assets and Liabilities (unaudited)

	ESG Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,002,606		$11,750,858		$115,004,908		$5,334,900
Total Investments in Securities, at Value(1)	3,003,114		11,751,200		115,004,908		5,334,900
Cash	505		777		—		4,825
Interest Receivable	2,445		5,068		32,509		3,512
Receivable for Investments Sold	—		—		1,512,185		69,997
Other Assets	261		826		3,334		843
Total Assets	3,006,325		11,757,871		116,552,936		5,414,077
Liabilities:
Payable for Investments Purchased	—		22,365		2,897,796		69,995
Dividends Payable	592		2,341		8,824		122
Payable for Advisory Fees	31		172		11,021		607
Payable for Administration Fees	93		361		4,399		221
Payable for Portfolio Shares Redeemed	96		96		146		—	@
Payable for Professional Fees	35		31		37		40
Payable for Transfer Agency Fees	26		50		35		4
Payable for Custodian Fees	19		30		170		8
Payable for Administration Plan Fees — Institutional Select Class	—	@	1		417		—	@
Payable for Administration Plan Fees — Investor Class	—		—		235		—	@
Payable for Administration Plan Fees — Administrative Class	—		—		24		—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	183		8
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—		196		926
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	1		1		1		—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—		—		—	@	—
Bank Overdraft	—		—		1,252		—
Other Liabilities	77		397		2,017		515
Total Liabilities	970		25,845		2,926,753		72,446
Net Assets	$3,005,355		$11,732,026		$113,626,183		$5,341,631
Net Assets Consist of:
Paid-in-Capital	$3,006,264		$11,749,602		$113,628,166		$5,341,337
Total Distributable Earnings (Accumulated Loss)	(909)		(17,576)		(1,983)		294
Net Assets	$3,005,355		$11,732,026		$113,626,183		$5,341,631
(1) Including: Repurchase Agreements, at Value	$1,204,000		$3,416,000		$52,241,325		$—

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Assets and Liabilities (unaudited) (cont'd)

	ESG Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$2,996,000	$11,711,783	$98,130,206	$624,366
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,994,749,901	11,718,962,090	98,131,524,693	624,347,968
Net Asset Value, Offering and Redemption Price Per Share	$1.0004	$0.9994	$1.000	$1.000
INSTITUTIONAL SELECT CLASS:
Net Assets	$51	$13,460	$10,109,321	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	51,147	13,473,280	10,109,266,488	50,974
Net Asset Value, Offering and Redemption Price Per Share	$1.0002	$0.9990	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$2,660,221	$1,481
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	2,660,310,555	1,481,428
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$200,981	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	200,986,810	50,916
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$51	$51	$1,205,568	$39,715
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,992	51,028	1,205,620,931	39,714,839
Net Asset Value, Offering and Redemption Price Per Share	$1.0006	$0.9990	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$51	$—	$1,314,921	$4,675,611
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,880	—	1,314,944,856	4,675,311,109
Net Asset Value, Offering and Redemption Price Per Share	$1.0002	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$9,202	$6,732	$4,914	$356
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	9,200,728	6,737,181	4,914,063	356,218
Net Asset Value, Offering and Redemption Price Per Share	$1.0001	$0.9992	$1.000	$1.000
SELECT CLASS:
Net Assets	$—	$—	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,587	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Assets and Liabilities (unaudited)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$40,779,132		$53,032,533		$491,211
Total Investments in Securities, at Value(1)	40,779,132		53,032,533		491,303
Cash	560		10,878		545
Interest Receivable	24,853		33,216		1,318
Receivable for Investments Sold	449,979		1,424,934		7,000
Other Assets	1,050		1,300		162
Total Assets	41,255,574		54,502,861		500,328
Liabilities:
Payable for Investments Purchased	1,399,864		2,424,789		—
Dividends Payable	1,141		3,875		33
Payable for Advisory Fees	4,612		5,741		3
Payable for Administration Fees	1,577		1,967		19
Payable for Portfolio Shares Redeemed	6		278		9
Payable for Professional Fees	38		34		36
Payable for Transfer Agency Fees	17		18		21
Payable for Custodian Fees	42		57		3
Payable for Administration Plan Fees — Institutional Select Class	346		132		—	@
Payable for Administration Plan Fees — Investor Class	1		—	@	—
Payable for Administration Plan Fees — Administrative Class	—	@	—	@	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	51		3		—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	149		—	@	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	1		1		1
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—	@	—	@	—
Other Liabilities	612		748		26
Total Liabilities	1,408,457		2,437,643		151
Net Assets	$39,847,117		$52,065,218		$500,177
Net Assets Consist of:
Paid-in-Capital	$39,848,493		$52,066,609		$500,144
Total Distributable Earnings (Accumulated Loss)	(1,376)		(1,391)		33
Net Assets	$39,847,117		$52,065,218		$500,177
(1) Including: Repurchase Agreements, at Value	$13,733,937		$—		$—

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Assets and Liabilities (unaudited) (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$28,436,403	$47,698,882	$495,170
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	28,437,462,387	47,700,250,876	495,027,782
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0003
INSTITUTIONAL SELECT CLASS:
Net Assets	$8,741,064	$4,334,214	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	8,741,074,138	4,334,208,279	50,726
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0003
INVESTOR CLASS:
Net Assets	$12,816	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	12,817,029	50,937	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$3,448	$1,648	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,448,889	1,647,625	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$705,501	$18,422	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	705,528,875	18,421,867	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$1,930,205	$473	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,930,312,821	473,534	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$17,629	$11,477	$4,956
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	17,626,091	11,479,527	4,954,465
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0003
SELECT CLASS:
Net Assets	$51	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,566	50,550	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Operations (unaudited)

	ESG Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$29,284	$119,109	$463,299	$24,895
Expenses:
Advisory Fees (Note B)	2,616	10,485	56,661	2,887
Administration Fees (Note C)	872	3,495	18,887	962
Professional Fees	66	63	98	55
Custodian Fees (Note F)	58	136	569	31
Registration Fees	55	104	243	96
Transfer Agency Fees (Note E)	54	102	71	11
Trustees' Fees and Expenses	37	137	655	34
Shareholder Reporting Fees	18	13	57	18
Administration Plan Fees — Institutional Select Class (Note D)	— @	3	752	—	@
Administration Plan Fees — Investor Class (Note D)	—	—	1,540	—	@
Administration Plan Fees — Administrative Class (Note D)	—	—	156	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	— @	— @	1,390	45
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	— @	—	2,620	8,406
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	8	9	4	—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	—	— @	—
Pricing Fees	5	18	11	4
Other Expenses	36	80	312	50
Total Expenses	3,825	14,645	84,026	12,599
Waiver of Advisory Fees (Note B)	(1,218)	(4,105)	(10,599)	(297)
Waiver of Administration Fees (Note C)	(65)	(198)	—	—
Waiver of Administration Plan Fees — Administrative Class (Note D)	—	—	(1)	—
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	—	(61)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	—	(420)	(4,229)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	—	—	(— @)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	—	(— @)	—
Net Expenses	2,542	10,342	72,945	8,073
Net Investment Income	26,742	108,767	390,354	16,822
Realized Gain (Loss):
Investments Sold	(1,564)	(17,946)	712	38
Change in Unrealized Appreciation (Depreciation):
Investments	(332)	(2,760)	—	—
Net Increase in Net Assets Resulting from Operations	$24,846	$88,061	$391,066	$16,860

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Operations (unaudited)

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$125,270		$187,507		$3,471
Expenses:
Advisory Fees (Note B)	17,093		22,510		418
Administration Fees (Note C)	5,698		7,503		139
Professional Fees	64		55		55
Custodian Fees (Note F)	154		214		9
Registration Fees	79		118		46
Transfer Agency Fees (Note E)	37		39		44
Trustees' Fees and Expenses	175		254		10
Shareholder Reporting Fees	15		27		6
Administration Plan Fees — Institutional Select Class (Note D)	616		295		—	@
Administration Plan Fees — Investor Class (Note D)	7		—	@	—
Administration Plan Fees — Administrative Class (Note D)	3		1		—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	683		131		—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	4,772		1		—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	13		11		4
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	@	—
Pricing Fees	2		2		2
Other Expenses	97		130		23
Total Expenses	29,508		31,291		756
Waiver of Advisory Fees (Note B)	(948)		(838)		(332)
Waiver of Administration Fees (Note C)	—		—		(2)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	—		—
Waiver of Administration Plan Fees — Investor Class (Note D)	(—	@)	—		—
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(—	@)	—
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(135)		(—	@)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(1,056)		(—	@)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(1)		(—	@)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	(—	@)	(—	@)	—
Net Expenses	27,368		30,453		422
Net Investment Income	97,902		157,054		3,049
Realized Gain:
Investments Sold	89		320		—
Change in Unrealized Appreciation (Depreciation):
Investments	—		—		50
Net Increase in Net Assets Resulting from Operations	$97,991		$157,374		$3,099

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Changes in Net Assets

	ESG Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$26,742	$65,315	$108,767	$252,092
Net Realized Gain (Loss)	(1,564)	82	(17,946)	(52)
Net Change in Unrealized Appreciation (Depreciation)	(332)	757	(2,760)	2,802
Net Increase in Net Assets Resulting from Operations	24,846	66,154	88,061	254,842
Dividends and Distributions to Shareholders:
Institutional Class	(26,668)	(65,030)	(108,604)	(251,440)
Institutional Select Class	(— @)	(1)	(84)	(269)
Advisory Class	(— @)	(1)	(— @)	(1)
Participant Class	(— @)	(1)	—	—
Cash Management Class	(74)	(282)	(83)	(378)
Total Dividends and Distributions to Shareholders	(26,742)	(65,315)	(108,771)	(252,088)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	7,409,604	10,124,229	46,928,043	65,986,814
Distributions Reinvested	20,882	52,991	60,687	160,107
Redeemed	(7,778,262)	(8,542,166)	(47,778,230)	(61,307,063)
Institutional Select Class:
Subscribed	— @	—	8,654	9,505
Distributions Reinvested	— @	1	84	259
Redeemed	(— @)	—	(7,460)	(17,975)
Advisory Class:
Distributions Reinvested	— @	1	— @	1
Participant Class:
Distributions Reinvested	— @	1	—	—
Cash Management Class:
Distributions Reinvested	74	280	81	373
Redeemed	(2,654)	(2,493)	(6,864)	(8,437)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(350,356)	1,632,844	(795,005)	4,823,584
Total Increase (Decrease) in Net Assets	(352,252)	1,633,683	(815,715)	4,826,338
Net Assets:
Beginning of Period	3,357,607	1,723,924	12,547,741	7,721,403
End of Period	$3,005,355	$3,357,607	$11,732,026	$12,547,741

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Changes in Net Assets (cont'd)

	ESG Money Market Portfolio			Prime Portfolio
	Six Months Ended April 30, 2020 (unaudited) (000)		Year Ended October 31, 2019 (000)	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	7,405,638		10,117,516	46,906,459	65,943,767
Shares Issued on Distributions Reinvested	20,869		52,957	60,658	159,998
Shares Redeemed	(7,774,880)		(8,536,368)	(47,760,608)	(61,266,999)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(348,373)		1,634,105	(793,491)	4,836,766
Institutional Select Class:
Shares Subscribed	—	@@	—	8,649	9,502
Shares Issued on Distributions Reinvested	—	@@	1	84	259
Shares Redeemed	(—	@@)	—	(7,456)	(17,970)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	@@	1	1,277	(8,209)
Advisory Class:
Shares Issued on Distributions Reinvested	—	@@	1	— @@	1
Participant Class:
Shares Issued on Distributions Reinvested	—	@@	1	—	—
Cash Management Class:
Shares Issued on Distributions Reinvested	74		280	81	373
Shares Redeemed	(2,656)		(2,492)	(6,874)	(8,433)
Net Decrease in Cash Management Class Shares Outstanding	(2,582)		(2,212)	(6,793)	(8,060)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$390,354	$1,227,717	$16,822	$58,983
Net Realized Gain (Loss)	712	(2,055)	38	(26)
Net Increase in Net Assets Resulting from Operations	391,066	1,225,662	16,860	58,957
Dividends and Distributions to Shareholders:
Institutional Class	(358,142)	(1,124,834)	(2,367)	(1,378)
Institutional Select Class	(5,540)	(9,717)	(— @)	(36)
Investor Class	(16,778)	(54,931)	(4)	(16)
Administrative Class	(1,073)	(3,042)	(— @)	(1)
Advisory Class	(5,133)	(20,602)	(169)	(661)
Participant Class	(3,663)	(14,443)	(14,280)	(56,874)
Cash Management Class	(25)	(147)	(2)	(17)
Select Class	(— @)	(1)	—	—
Total Dividends and Distributions to Shareholders	(390,354)	(1,227,717)	(16,822)	(58,983)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	405,138,823	662,823,835	2,206,790	670,584
Distributions Reinvested	174,559	543,491	313	602
Redeemed	(365,054,195)	(648,395,102)	(1,740,435)	(547,343)
Institutional Select Class:
Subscribed	15,364,016	9,077,946	—	100,000
Distributions Reinvested	4,011	3,200	— @	1
Redeemed	(5,609,655)	(9,480,768)	—	(100,000)
Investor Class:
Subscribed	2,468,680	6,648,780	2,326	4,256
Distributions Reinvested	127	1,413	4	15
Redeemed	(3,256,220)	(5,629,178)	(1,855)	(3,725)
Administrative Class:
Subscribed	179,059	554,518	—	—
Distributions Reinvested	442	2,168	— @	1
Redeemed	(165,488)	(551,111)	—	—
Advisory Class:
Subscribed	2,809,183	5,356,796	32,823	79,755
Distributions Reinvested	537	2,186	— @	1
Redeemed	(2,566,392)	(5,479,672)	(31,148)	(77,660)
Participant Class:
Subscribed	841,120	1,671,788	23,592,750	35,406,757
Distributions Reinvested	3	28	14,280	56,874
Redeemed	(468,785)	(1,500,195)	(21,655,799)	(35,519,742)
Cash Management Class:
Distributions Reinvested	25	138	2	17
Redeemed	(25)	(11,451)	—	(1,046)
Select Class:
Distributions Reinvested	— @	— @	—	—
Net Increase in Net Assets Resulting from Capital Share Transactions	49,859,825	15,638,810	2,420,051	69,347
Total Increase in Net Assets	49,860,537	15,636,755	2,420,089	69,321
Net Assets:
Beginning of Period	63,765,646	48,128,891	2,921,542	2,852,221
End of Period	$113,626,183	$63,765,646	$5,341,631	$2,921,542

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)	Six Months Ended April 30, 2020 (unaudited) (000)		Year Ended October 31, 2019 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	405,138,823	662,823,835	2,206,790		670,584
Shares Issued on Distributions Reinvested	174,559	543,491	313		602
Shares Redeemed	(365,054,195)	(648,395,102)	(1,740,435)		(547,343)
Net Increase in Institutional Class Shares Outstanding	40,259,187	14,972,224	466,668		123,843
Institutional Select Class:
Shares Subscribed	15,364,016	9,077,946	—		100,000
Shares Issued on Distributions Reinvested	4,011	3,200	—	@@	1
Shares Redeemed	(5,609,655)	(9,480,768)	—		(100,000)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	9,758,372	(399,622)	—	@@	1
Investor Class:
Shares Subscribed	2,468,680	6,648,780	2,326		4,256
Shares Issued on Distributions Reinvested	127	1,413	4		15
Shares Redeemed	(3,256,220)	(5,629,178)	(1,855)		(3,725)
Net Increase (Decrease) in Investor Class Shares Outstanding	(787,413)	1,021,015	475		546
Administrative Class:
Shares Subscribed	179,059	554,518	—		—
Shares Issued on Distributions Reinvested	442	2,168	—	@@	1
Shares Redeemed	(165,488)	(551,111)	—		—
Net Increase in Administrative Class Shares Outstanding	14,013	5,575	—	@@	1
Advisory Class:
Shares Subscribed	2,809,183	5,356,796	32,823		79,755
Shares Issued on Distributions Reinvested	537	2,186	—	@@	1
Shares Redeemed	(2,566,392)	(5,479,672)	(31,148)		(77,660)
Net Increase (Decrease) in Advisory Class Shares Outstanding	243,328	(120,690)	1,675		2,096
Participant Class:
Shares Subscribed	841,120	1,671,788	23,592,750		35,406,757
Shares Issued on Distributions Reinvested	3	28	14,280		56,874
Shares Redeemed	(468,785)	(1,500,195)	(21,655,799)		(35,519,742)
Net Increase (Decrease) in Participant Class Shares Outstanding	372,338	171,621	1,951,231		(56,111)
Cash Management Class:
Shares Issued on Distributions Reinvested	25	138	2		17
Shares Redeemed	(25)	(11,451)	—		(1,046)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	— @@	(11,313)	2		(1,029)
Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@	—		—

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$97,902	$361,632	$157,054	$463,310
Net Realized Gain (Loss)	89	(1,779)	320	(1,847)
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—
Net Increase in Net Assets Resulting from Operations	97,991	359,853	157,374	461,463
Dividends and Distributions to Shareholders:
Institutional Class	(86,380)	(329,913)	(152,446)	(460,371)
Institutional Select Class	(2,787)	(5,545)	(3,917)	(1,606)
Investor Class	(76)	(306)	(— @)	(122)
Administrative Class	(17)	(64)	(9)	(67)
Advisory Class	(2,184)	(9,468)	(599)	(593)
Participant Class	(6,371)	(15,949)	(1)	(5)
Cash Management Class	(87)	(386)	(82)	(545)
Select Class	(— @)	(1)	(— @)	(1)
Total Dividends and Distributions to Shareholders	(97,902)	(361,632)	(157,054)	(463,310)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	76,926,444	133,778,239	97,371,252	116,673,292
Distributions Reinvested	43,769	160,743	98,292	260,883
Redeemed	(63,164,031)	(133,100,081)	(73,561,805)	(112,784,351)
Institutional Select Class:
Subscribed	10,154,994	2,200,487	5,123,870	503,652
Distributions Reinvested	1,909	894	3,603	1,389
Redeemed	(1,655,212)	(2,293,023)	(1,192,200)	(295,665)
Investor Class:
Subscribed	29,767	29,930	—	2,226
Distributions Reinvested	41	176	— @	63
Redeemed	(31,826)	(24,716)	—	(41,561)
Administrative Class:
Subscribed	92	1,044	9	12,014
Distributions Reinvested	15	57	— @	1
Redeemed	(192)	(67)	(376)	(12,377)
Advisory Class:
Subscribed	2,671,599	3,126,412	438,792	305,982
Distributions Reinvested	336	1,143	430	1
Redeemed	(2,512,262)	(3,048,748)	(462,948)	(276,324)
Participant Class:
Subscribed	3,378,328	2,948,986	401	674
Distributions Reinvested	— @	3	1	5
Redeemed	(2,878,974)	(2,307,086)	(557)	(283)
Cash Management Class:
Subscribed	—	—	—	— @
Distributions Reinvested	87	384	79	534
Redeemed	(344)	(4,785)	(7,360)	(32,962)
Select Class:
Distributions Reinvested	— @	— @	— @	— @
Net Increase in Net Assets Resulting from Capital Share Transactions	22,964,540	1,469,992	27,811,483	4,317,193
Total Increase in Net Assets	22,964,629	1,468,213	27,811,803	4,315,346
Net Assets:
Beginning of Period	16,882,488	15,414,275	24,253,415	19,938,069
End of Period	$39,847,117	$16,882,488	$52,065,218	$24,253,415

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	76,926,444	133,778,239	97,371,252	116,673,292
Shares Issued on Distributions Reinvested	43,769	160,743	98,292	260,883
Shares Redeemed	(63,164,031)	(133,100,081)	(73,561,805)	(112,784,351)
Net Increase in Institutional Class Shares Outstanding	13,806,182	838,901	23,907,739	4,149,824
Institutional Select Class:
Shares Subscribed	10,154,994	2,200,487	5,123,870	503,652
Shares Issued on Distributions Reinvested	1,909	894	3,603	1,389
Shares Redeemed	(1,655,212)	(2,293,023)	(1,192,200)	(295,665)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	8,501,691	(91,642)	3,935,273	209,376
Investor Class:
Shares Subscribed	29,767	29,930	—	2,226
Shares Issued on Distributions Reinvested	41	176	— @@	63
Shares Redeemed	(31,826)	(24,716)	—	(41,561)
Net Increase (Decrease) in Investor Class Shares Outstanding	(2,018)	5,390	— @@	(39,272)
Administrative Class:
Shares Subscribed	92	1,044	9	12,014
Shares Issued on Distributions Reinvested	15	57	— @@	1
Shares Redeemed	(192)	(67)	(376)	(12,377)
Net Increase (Decrease) in Administrative Class Shares Outstanding	(85)	1,034	(367)	(362)
Advisory Class:
Shares Subscribed	2,671,599	3,126,412	438,792	305,982
Shares Issued on Distributions Reinvested	336	1,143	430	1
Shares Redeemed	(2,512,262)	(3,048,748)	(462,948)	(276,324)
Net Increase (Decrease) in Advisory Class Shares Outstanding	159,673	78,807	(23,726)	29,659
Participant Class:
Shares Subscribed	3,378,328	2,948,986	401	674
Shares Issued on Distributions Reinvested	— @@	3	1	5
Shares Redeemed	(2,878,974)	(2,307,086)	(557)	(283)
Net Increase (Decrease) in Participant Class Shares Outstanding	499,354	641,903	(155)	396
Cash Management Class:
Shares Subscribed	—	—	—	— @@
Shares Issued on Distributions Reinvested	87	384	79	534
Shares Redeemed	(344)	(4,785)	(7,360)	(32,962)
Net Decrease in Cash Management Class Shares Outstanding	(257)	(4,401)	(7,281)	(32,428)
Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2020 (unaudited) (000)	Year Ended October 31, 2019 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,049	$8,108
Net Realized Gain	—	1
Net Change in Unrealized Appreciation (Depreciation)	50	41
Net Increase in Net Assets Resulting from Operations	3,099	8,150
Dividends and Distributions to Shareholders:
Institutional Class	(3,020)	(8,000)
Institutional Select Class	(— @)	(1)
Cash Management Class	(29)	(107)
Total Dividends and Distributions to Shareholders	(3,049)	(8,108)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	525,138	989,255
Distributions Reinvested	2,360	6,826
Redeemed	(644,523)	(875,690)
Institutional Select Class:
Distributions Reinvested	— @	— @
Cash Management Class:
Distributions Reinvested	28	104
Redeemed	(2,508)	(4,474)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(119,505)	116,021
Total Increase (Decrease) in Net Assets	(119,455)	116,063
Net Assets:
Beginning of Period	619,632	503,569
End of Period	$500,177	$619,632
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	525,085	989,247
Shares Issued on Distributions Reinvested	2,360	6,825
Shares Redeemed	(644,529)	(875,671)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(117,084)	120,401
Institutional Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@
Cash Management Class:
Shares Issued on Distributions Reinvested	28	104
Shares Redeemed	(2,508)	(4,474)
Net Decrease in Cash Management Class Shares Outstanding	(2,480)	(4,370)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
ESG Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$1.0008	$0.0076	(2)	$(0.0005)		$(0.0075)		$1.0004	0.71	%(8)
Year Ended 10/31/19	1.0004	0.0239	(2)	0.0005		(0.0240)		1.0008	2.46%
Year Ended 10/31/18	1.0004	0.0190	(2)	(0.0007)		(0.0183)		1.0004	1.84%
Year Ended 10/31/17	1.0002	0.0105	(2)	(0.0001	)(3)	(0.0102)		1.0004	1.05%
Year Ended 10/31/16(1)	1.0000	0.0041	(2)	0.0002	(3)	(0.0041)		1.0002	0.43%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$1.0006	$0.0074	(2)	$(0.0006)		$(0.0072)		$1.0002	0.69	%(8)
Year Ended 10/31/19	1.0002	0.0233	(2)	0.0006		(0.0235)		1.0006	2.41%
Year Ended 10/31/18	1.0002	0.0185	(2)	(0.0007)		(0.0178)		1.0002	1.79%
Year Ended 10/31/17	1.0000	0.0100	(2)	(0.0001	)(3)	(0.0097)		1.0002	1.00%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0000	(3)	(0.0036)		1.0000	0.36%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.09%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$1.0010	$0.0064	(2)	$(0.0006)		$(0.0062)		$1.0006	0.59	%(8)
Year Ended 10/31/19	1.0007	0.0213	(2)	0.0005		(0.0215)		1.0010	2.20%
Year Ended 10/31/18	1.0006	0.0165	(2)	(0.0006)		(0.0158)		1.0007	1.60%
Year Ended 10/31/17	1.0004	0.0080	(2)	0.0001	(3)	(0.0079)		1.0006	0.81%
Year Ended 10/31/16(1)	1.0000	0.0017	(2)	0.0004	(3)	(0.0017)		1.0004	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$1.0006	$0.0052	(2)	$(0.0006)		$(0.0050)		$1.0002	0.46	%(8)
Year Ended 10/31/19	1.0003	0.0188	(2)	0.0005		(0.0190)		1.0006	1.94%
Year Ended 10/31/18	1.0002	0.0140	(2)	(0.0006)		(0.0133)		1.0003	1.34%
Year Ended 10/31/17	1.0000	0.0055	(2)	(0.0001	)(3)	(0.0052)		1.0002	0.55%
Year Ended 10/31/16(1)	1.0000	0.0002	(2)(3)	0.0000	(3)	(0.0002	)(3)	1.0000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$1.0005	$0.0069	(2)	$(0.0006)		$(0.0067)		$1.0001	0.64	%(8)
Year Ended 10/31/19	1.0002	0.0223	(2)	0.0005		(0.0225)		1.0005	2.30%
Year Ended 10/31/18	1.0001	0.0175	(2)	(0.0006)		(0.0168)		1.0002	1.70%
Year Ended 10/31/17	1.0000	0.0090	(2)	(0.0002	)(3)	(0.0087)		1.0001	0.89%
Year Ended 10/31/16(1)	1.0000	0.0026	(2)	0.0000	(3)	(0.0026)		1.0000	0.26%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Non-Operating Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
ESG Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$2,996,000	0.15	%(9)	N/A		0.22	%(9)	1.53	%(9)	1.46	%(9)
Year Ended 10/31/19	3,345,665	0.16%		0.16%		0.22%		2.38%		2.32%
Year Ended 10/31/18	1,709,776	0.15%		N/A		0.25%		1.91%		1.81%
Year Ended 10/31/17	621,369	0.10%		N/A		0.32%		1.06%		0.84%
Year Ended 10/31/16(1)	450,127	0.12%		N/A		0.22%		0.41%		0.31%
Year Ended 10/31/15	3,383,757	0.13%		N/A		0.22%		0.14%		0.05%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$51	0.20	%(4)(9)	N/A		0.27	%(9)	1.48	%(9)	1.41	%(9)
Year Ended 10/31/19	51	0.21	%(4)	0.21	%(4)	0.27%		2.33%		2.27%
Year Ended 10/31/18	50	0.20	%(4)	N/A		0.30%		1.86%		1.76%
Year Ended 10/31/17	50	0.15	%(4)	N/A		0.37%		1.01%		0.79%
Year Ended 10/31/16(1)	50	0.17	%(4)	N/A		0.27%		0.36%		0.26%
Year Ended 10/31/15	50	0.18	%(4)	N/A		0.27%		0.09%		0.00	%(5)
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$51	0.40	%(4)(9)	N/A		0.47	%(9)	1.28	%(9)	1.21	%(9)
Year Ended 10/31/19	51	0.41	%(4)	0.41	%(4)	0.47%		2.13%		2.07%
Year Ended 10/31/18	50	0.40	%(4)	N/A		0.50%		1.66%		1.56%
Year Ended 10/31/17	52	0.35	%(4)	N/A		0.57%		0.81%		0.59%
Year Ended 10/31/16(1)	2	0.37	%(4)	N/A		0.47%		0.16%		0.06%
Year Ended 10/31/15	493	0.26	%(4)	N/A		0.47%		0.01%		(0.20)%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$51	0.64	%(4)(9)	N/A		0.72	%(9)	1.03	%(9)	0.95	%(9)
Year Ended 10/31/19	51	0.66	%(4)	0.66	%(4)	0.72%		1.88%		1.82%
Year Ended 10/31/18	50	0.65	%(4)	N/A		0.75%		1.41%		1.31%
Year Ended 10/31/17	50	0.60	%(4)	N/A		0.82%		0.56%		0.34%
Year Ended 10/31/16(1)	53	0.53	%(4)	N/A		0.72%		0.00	%(5)	(0.19)%
Year Ended 10/31/15	620	0.26	%(4)	N/A		0.72%		0.01%		(0.45)%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$9,202	0.30	%(4)(9)	N/A		0.37	%(9)	1.38	%(9)	1.31	%(9)
Year Ended 10/31/19	11,789	0.31	%(4)	0.31	%(4)	0.37%		2.23%		2.17%
Year Ended 10/31/18	13,998	0.30	%(4)	N/A		0.40%		1.76%		1.66%
Year Ended 10/31/17	17,980	0.25	%(4)	N/A		0.47%		0.91%		0.69%
Year Ended 10/31/16(1)	29,654	0.27	%(4)	N/A		0.37%		0.26%		0.16%
Year Ended 10/31/15	23,473	0.26	%(4)	N/A		0.37%		0.01%		(0.10)%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$1.0008	$0.0077	(2)	$(0.0016)		$(0.0075)		$0.9994	0.61	%(8)
Year Ended 10/31/19	1.0005	0.0240	(2)	0.0002	(3)	(0.0239)		1.0008	2.45%
Year Ended 10/31/18	1.0005	0.0186	(2)	(0.0004	)(3)	(0.0182)		1.0005	1.84%
Year Ended 10/31/17	1.0002	0.0109	(2)	(0.0005)		(0.0101)		1.0005	1.05%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0002	(3)	(0.0036)		1.0002	0.38%
Year Ended 10/31/15	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.07%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$1.0006	$0.0075	(2)	$(0.0019)		$(0.0072)		$0.9990	0.57	%(8)
Year Ended 10/31/19	1.0003	0.0233	(2)	0.0004	(3)	(0.0234)		1.0006	2.40%
Year Ended 10/31/18	1.0000	0.0181	(2)	(0.0001	)(3)	(0.0177)		1.0003	1.82%
Year Ended 10/31/17	1.0005	0.0104	(2)	(0.0033)		(0.0076)		1.0000	0.71%
Year Ended 10/31/16(1)	1.0000	0.0031	(2)	0.0005		(0.0031)		1.0005	0.36%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$1.0003	$0.0065	(2)	$(0.0016)		$(0.0062)		$0.9990	0.50	%(8)
Year Ended 10/31/19	1.0000	0.0213	(2)	0.0004	(3)	(0.0214)		1.0003	2.19%
Year Ended 10/31/18	1.0000	0.0161	(2)	(0.0004	)(3)	(0.0157)		1.0000	1.58%
Year Ended 10/31/17	1.0000	0.0086	(2)	(0.0038)		(0.0048)		1.0000	0.49%
Year Ended 10/31/16(1)	1.0000	0.0013	(2)	0.0000	(3)	(0.0013)		1.0000	0.13%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$1.0005	$0.0070	(2)	$(0.0016)		$(0.0067)		$0.9992	0.55	%(8)
Year Ended 10/31/19	1.0003	0.0223	(2)	0.0003	(3)	(0.0224)		1.0005	2.29%
Year Ended 10/31/18	1.0003	0.0171	(2)	(0.0004	)(3)	(0.0167)		1.0003	1.69%
Year Ended 10/31/17	1.0000	0.0094	(2)	(0.0005)		(0.0086)		1.0003	0.90%
Year Ended 10/31/16(1)	1.0000	0.0022	(2)	0.0000	(3)	(0.0022)		1.0000	0.22%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$11,711,783	0.15	%(9)	0.21	%(9)	1.55	%(9)	1.49	%(9)
Year Ended 10/31/19	12,521,950	0.16%		0.21%		2.38%		2.33%
Year Ended 10/31/18	7,679,347	0.15%		0.21%		1.87%		1.81%
Year Ended 10/31/17	4,605,363	0.12%		0.23%		1.09%		0.98%
Year Ended 10/31/16(1)	1,872,676	0.18%		0.21%		0.34%		0.31%
Year Ended 10/31/15	18,646,743	0.18%		0.21%		0.07%		0.04%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$13,460	0.20	%(4)(9)	0.26	%(9)	1.50	%(9)	1.44	%(9)
Year Ended 10/31/19	12,203	0.21	%(4)	0.26%		2.33%		2.28%
Year Ended 10/31/18	20,410	0.20	%(4)	0.26%		1.82%		1.76%
Year Ended 10/31/17	50	0.17	%(4)	0.28%		1.04%		0.93%
Year Ended 10/31/16(1)	10,036	0.23	%(4)	0.26%		0.29%		0.26%
Year Ended 10/31/15	237,736	0.20	%(4)	0.26%		0.05%		(0.01)%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$51	0.40	%(4)(9)	0.46	%(9)	1.30	%(9)	1.24	%(9)
Year Ended 10/31/19	51	0.41	%(4)	0.46%		2.13%		2.08%
Year Ended 10/31/18	50	0.40	%(4)	0.46%		1.62%		1.56%
Year Ended 10/31/17	50	0.37	%(4)	0.48%		0.84%		0.73%
Year Ended 10/31/16(1)	4,471	0.41	%(4)	0.46%		0.11%		0.06%
Year Ended 10/31/15	229,592	0.22	%(4)	0.46%		0.03%		(0.21)%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$6,732	0.30	%(4)(9)	0.36	%(9)	1.40	%(9)	1.34	%(9)
Year Ended 10/31/19	13,537	0.31	%(4)	0.36%		2.23%		2.18%
Year Ended 10/31/18	21,596	0.30	%(4)	0.36%		1.72%		1.66%
Year Ended 10/31/17	14,809	0.27	%(4)	0.38%		0.94%		0.83%
Year Ended 10/31/16(1)	19,163	0.32	%(4)	0.36%		0.20%		0.16%
Year Ended 10/31/15	23,375	0.22	%(4)	0.36%		0.03%		(0.11)%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.001		$(0.006)		$1.000	0.59	%(8)
Year Ended 10/31/19	1.000	0.022	(2)	0.000	(3)	(0.022)		1.000	2.20%
Year Ended 10/31/18	1.000	0.016	(2)	(0.001)		(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(2)	0.001		(0.007)		1.000	0.65%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.23%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.001		$(0.006)		$1.000	0.56	%(8)
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.15%
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.18%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.54	%(8)
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.10%
Year Ended 10/31/18	1.000	0.015	(2)	(0.001)		(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(2)	0.001		(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.51	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.05%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.47	%(8)
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.95%
Year Ended 10/31/18	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.30%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.40%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.003	(2)	$0.001		$(0.004)		$1.000	0.37	%(8)
Year Ended 10/31/19	1.000	0.017	(2)	0.000	(3)	(0.017)		1.000	1.69%
Year Ended 10/31/18	1.000	0.011	(2)	(0.001)		(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.51	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.05%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.04%
Select Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.001	(2)	$0.002		$(0.003)		$1.000	0.26	%(8)
Year Ended 10/31/19	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/18	1.000	0.008	(2)	(0.001)		(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For The Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.01	%(8)

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Non-Operating Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$98,130,206	0.18	%(9)	N/A		0.21	%(9)	1.05	%(9)	1.02	%(9)
Year Ended 10/31/19	57,870,416	0.17%		0.17%		0.21%		2.17%		2.13%
Year Ended 10/31/18	42,900,056	0.17%		N/A		0.21%		1.55%		1.51%
Year Ended 10/31/17	40,080,925	0.18%		N/A		0.21%		0.63%		0.60%
Year Ended 10/31/16(1)	49,883,028	0.17%		N/A		0.21%		0.22%		0.18%
Year Ended 10/31/15	38,645,857	0.08%		N/A		0.21%		0.04%		(0.09)%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$10,109,321	0.23	%(4)(9)	N/A		0.26	%(9)	1.00	%(9)	0.97	%(9)
Year Ended 10/31/19	350,876	0.22	%(4)	0.22	%(4)	0.26%		2.12%		2.08%
Year Ended 10/31/18	750,517	0.22	%(4)	N/A		0.26%		1.50%		1.46%
Year Ended 10/31/17	1,990,491	0.23	%(4)	N/A		0.26%		0.58%		0.55%
Year Ended 10/31/16(1)	1,620,891	0.22	%(4)	N/A		0.26%		0.17%		0.13%
Year Ended 10/31/15	556,034	0.08	%(4)	N/A		0.26%		0.04%		(0.14)%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$2,660,221	0.28	%(4)(9)	N/A		0.31	%(9)	0.95	%(9)	0.92	%(9)
Year Ended 10/31/19	3,447,615	0.27	%(4)	0.27	%(4)	0.31%		2.07%		2.03%
Year Ended 10/31/18	2,426,700	0.27	%(4)	N/A		0.31%		1.45%		1.41%
Year Ended 10/31/17	79,317	0.28	%(4)	N/A		0.31%		0.53%		0.50%
Year Ended 10/31/16(1)	39,589	0.26	%(4)	N/A		0.31%		0.13%		0.08%
Year Ended 10/31/15	42,230	0.08	%(4)	N/A		0.31%		0.04%		(0.19)%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$200,981	0.33	%(4)(9)	N/A		0.36	%(9)	0.90	%(9)	0.87	%(9)
Year Ended 10/31/19	186,966	0.32	%(4)	0.32	%(4)	0.36%		2.02%		1.98%
Year Ended 10/31/18	181,397	0.32	%(4)	N/A		0.36%		1.40%		1.36%
Year Ended 10/31/17	169,710	0.33	%(4)	N/A		0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	23,887	0.32	%(4)	N/A		0.36%		0.07%		0.03%
Year Ended 10/31/15	497	0.08	%(4)	N/A		0.36%		0.04%		(0.24)%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$1,205,568	0.42	%(4)(9)	N/A		0.46	%(9)	0.81	%(9)	0.77	%(9)
Year Ended 10/31/19	962,234	0.42	%(4)	0.42	%(4)	0.46%		1.92%		1.88%
Year Ended 10/31/18	1,082,958	0.42	%(4)	N/A		0.46%		1.30%		1.26%
Year Ended 10/31/17	1,195,962	0.43	%(4)	N/A		0.46%		0.38%		0.35%
Year Ended 10/31/16(1)	1,152,411	0.35	%(4)	N/A		0.46%		0.04%		(0.07)%
Year Ended 10/31/15	2,172,211	0.08	%(4)	N/A		0.46%		0.04%		(0.34)%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$1,314,921	0.60	%(4)(9)	N/A		0.71	%(9)	0.63	%(9)	0.52	%(9)
Year Ended 10/31/19	942,575	0.67	%(4)	0.67	%(4)	0.71%		1.67%		1.63%
Year Ended 10/31/18	770,987	0.67	%(4)	N/A		0.71%		1.05%		1.01%
Year Ended 10/31/17	919,665	0.68	%(4)	N/A		0.71%		0.13%		0.10%
Year Ended 10/31/16(1)	1,733	0.43	%(4)	N/A		0.71%		(0.04)%		(0.32)%
Year Ended 10/31/15	50	0.08	%(4)	N/A		0.71%		0.04%		(0.59)%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$4,914	0.33	%(4)(9)	N/A		0.36	%(9)	0.90	%(9)	0.87	%(9)
Year Ended 10/31/19	4,914	0.32	%(4)	0.32	%(4)	0.36%		2.02%		1.98%
Year Ended 10/31/18	16,226	0.32	%(4)	N/A		0.36%		1.40%		1.36%
Year Ended 10/31/17	28,533	0.33	%(4)	N/A		0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	131,640	0.30	%(4)	N/A		0.36%		0.09%		0.03%
Year Ended 10/31/15	143,092	0.08	%(4)	N/A		0.36%		0.04%		(0.24)%
Select Class
Six Months Ended 4/30/20 (unaudited)	$51	0.84	%(4)(9)	N/A		1.00	%(9)	0.38	%(9)	0.22	%(9)
Year Ended 10/31/19	50	0.97	%(4)	0.97	%(4)	1.01%		1.37%		1.33%
Year Ended 10/31/18	50	0.97	%(4)	N/A		1.01%		0.75%		0.71%
Year Ended 10/31/17	50	0.79	%(4)	N/A		1.01%		0.02%		(0.20)%
For The Period Ended 10/31/16(1)	50	0.43	%(4)(9)	N/A		1.01	%(9)	(0.04	)%(9)	(0.62	)%(9)

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.001		$(0.006)		$1.000	0.59	%(8)
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.14%
Year Ended 10/31/18	1.000	0.013	(2)	0.002		(0.015)		1.000	1.47%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.001)		(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.001		$(0.006)		$1.000	0.57	%(8)
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.08%
Year Ended 10/31/18	1.000	0.012	(2)	0.002		(0.014)		1.000	1.43%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.54	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.03%
Year Ended 10/31/18	1.000	0.012	(2)	0.002		(0.014)		1.000	1.37%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.52	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	1.98%
Year Ended 10/31/18	1.000	0.011	(2)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.47	%(8)
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.88%
Year Ended 10/31/18	1.000	0.010	(2)	0.002		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.47	%(8)
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.88%
Year Ended 10/31/18	1.000	0.011	(2)	0.001		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.36%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.52	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	1.99%
Year Ended 10/31/18	1.000	0.011	(2)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$624,366	0.20	%(9)	0.22	%(9)	1.09	%(9)	1.07	%(9)
Year Ended 10/31/19	157,694	0.20%		0.23%		2.12%		2.09%
Year Ended 10/31/18	33,852	0.20%		0.21%		1.30%		1.29%
Year Ended 10/31/17	52,889	0.20%		0.22%		0.57%		0.55%
Year Ended 10/31/16(1)	65,792	0.18%		0.21%		0.17%		0.14%
Year Ended 10/31/15	21,314	0.05%		0.86%		0.01%		(0.80)%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$51	0.25	%(4)(9)	0.27	%(9)	1.04	%(9)	1.02	%(9)
Year Ended 10/31/19	51	0.25	%(4)	0.28%		2.07%		2.04%
Year Ended 10/31/18	50	0.25	%(4)	0.26%		1.25%		1.24%
Year Ended 10/31/17	50	0.25	%(4)	0.27%		0.52%		0.50%
Year Ended 10/31/16(1)	50	0.23	%(4)	0.26%		0.12%		0.09%
Year Ended 10/31/15	50	0.05	%(4)	0.91%		0.01%		(0.85)%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$1,481	0.30	%(4)(9)	0.32	%(9)	0.99	%(9)	0.97	%(9)
Year Ended 10/31/19	1,006	0.30	%(4)	0.33%		2.02%		1.99%
Year Ended 10/31/18	460	0.30	%(4)	0.31%		1.20%		1.19%
Year Ended 10/31/17	50	0.30	%(4)	0.32%		0.47%		0.45%
Year Ended 10/31/16(1)	50	0.27	%(4)	0.31%		0.08%		0.04%
Year Ended 10/31/15	50	0.05	%(4)	0.96%		0.01%		(0.90)%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$51	0.35	%(4)(9)	0.37	%(9)	0.94	%(9)	0.92	%(9)
Year Ended 10/31/19	51	0.35	%(4)	0.38%		1.97%		1.94%
Year Ended 10/31/18	50	0.35	%(4)	0.36%		1.15%		1.14%
Year Ended 10/31/17	50	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	50	0.30	%(4)	0.35%		0.05%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	1.01%		0.01%		(0.95)%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$39,715	0.45	%(4)(9)	0.47	%(9)	0.84	%(9)	0.82	%(9)
Year Ended 10/31/19	38,039	0.45	%(4)	0.48%		1.87%		1.84%
Year Ended 10/31/18	35,943	0.45	%(4)	0.46%		1.05%		1.04%
Year Ended 10/31/17	39,676	0.45	%(4)	0.47%		0.32%		0.30%
Year Ended 10/31/16(1)	50	0.31	%(4)	0.46%		0.04%		(0.11)%
Year Ended 10/31/15	50	0.05	%(4)	1.11%		0.01%		(1.05)%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$4,675,611	0.45	%(4)(9)	0.72	%(9)	0.84	%(9)	0.57	%(9)
Year Ended 10/31/19	2,724,346	0.45	%(4)	0.73%		1.87%		1.59%
Year Ended 10/31/18	2,780,482	0.45	%(4)	0.71%		1.05%		0.79%
Year Ended 10/31/17	17,766,128	0.44	%(4)	0.72%		0.33%		0.05%
Year Ended 10/31/16(1)	23,770,200	0.34	%(4)	0.71%		0.01%		(0.36)%
Year Ended 10/31/15	50	0.05	%(4)	1.36%		0.01%		(1.30)%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$356	0.35	%(4)(9)	0.37	%(9)	0.94	%(9)	0.92	%(9)
Year Ended 10/31/19	355	0.35	%(4)	0.38%		1.97%		1.94%
Year Ended 10/31/18	1,384	0.35	%(4)	0.36%		1.15%		1.14%
Year Ended 10/31/17	2,097	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	5,315	0.31	%(4)	0.36%		0.04%		(0.01)%
Year Ended 10/31/15	1,426	0.05	%(4)	1.01%		0.01%		(0.95)%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.001		$(0.006)		$1.000	0.56	%(8)
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.17%
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.63%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.19%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.53	%(8)
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.12%
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.58%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.15%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.51	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.07%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.53%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.49	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.02%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.003	(2)	$0.001		$(0.004)		$1.000	0.45	%(8)
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.92%
Year Ended 10/31/18	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.29%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.38%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.002	(2)	$0.002		$(0.004)		$1.000	0.35	%(8)
Year Ended 10/31/19	1.000	0.016	(2)	0.000	(3)	(0.016)		1.000	1.66%
Year Ended 10/31/18	1.000	0.010	(2)	0.000	(3)	(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.49	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.02%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Select Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.001	(2)	$0.001		$(0.002)		$1.000	0.24	%(8)
Year Ended 10/31/19	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.36%
Year Ended 10/31/18	1.000	0.007	(2)	0.000	(3)	(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$28,436,403	0.20	%(9)	0.21	%(9)	0.90	%(9)	0.89	%(9)
Year Ended 10/31/19	14,630,148	0.19%		0.21%		2.15%		2.13%
Year Ended 10/31/18	13,792,827	0.19%		0.21%		1.53%		1.51%
Year Ended 10/31/17	12,423,969	0.18%		0.21%		0.61%		0.58%
Year Ended 10/31/16(1)	18,311,699	0.17%		0.21%		0.19%		0.15%
Year Ended 10/31/15	16,333,431	0.05%		0.21%		0.03%		(0.13)%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$8,741,064	0.25	%(4)(9)	0.26	%(9)	0.85	%(9)	0.84	%(9)
Year Ended 10/31/19	239,361	0.24	%(4)	0.26%		2.10%		2.08%
Year Ended 10/31/18	331,029	0.24	%(4)	0.26%		1.48%		1.46%
Year Ended 10/31/17	316,164	0.23	%(4)	0.26%		0.56%		0.53%
Year Ended 10/31/16(1)	269,931	0.21	%(4)	0.26%		0.15%		0.10%
Year Ended 10/31/15	439,605	0.05	%(4)	0.26%		0.03%		(0.18)%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$12,816	0.29	%(4)(9)	0.31	%(9)	0.81	%(9)	0.79	%(9)
Year Ended 10/31/19	14,834	0.29	%(4)	0.31%		2.05%		2.03%
Year Ended 10/31/18	9,446	0.29	%(4)	0.31%		1.43%		1.41%
Year Ended 10/31/17	26,243	0.28	%(4)	0.31%		0.51%		0.48%
Year Ended 10/31/16(1)	21,719	0.26	%(4)	0.31%		0.10%		0.05%
Year Ended 10/31/15	29,347	0.05	%(4)	0.31%		0.03%		(0.23)%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$3,448	0.33	%(4)(9)	0.36	%(9)	0.77	%(9)	0.74	%(9)
Year Ended 10/31/19	3,534	0.34	%(4)	0.36%		2.00%		1.98%
Year Ended 10/31/18	2,500	0.34	%(4)	0.36%		1.38%		1.36%
Year Ended 10/31/17	4,340	0.33	%(4)	0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	1,842	0.32	%(4)	0.36%		0.04%		0.00	%(5)
Year Ended 10/31/15	50	0.05	%(4)	0.36%		0.03%		(0.28)%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$705,501	0.40	%(4)(9)	0.46	%(9)	0.70	%(9)	0.64	%(9)
Year Ended 10/31/19	545,826	0.44	%(4)	0.46%		1.90%		1.88%
Year Ended 10/31/18	467,066	0.44	%(4)	0.46%		1.28%		1.26%
Year Ended 10/31/17	578,488	0.43	%(4)	0.46%		0.36%		0.33%
Year Ended 10/31/16(1)	543,850	0.35	%(4)	0.46%		0.01%		(0.10)%
Year Ended 10/31/15	996,049	0.05	%(4)	0.46%		0.03%		(0.38)%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$1,930,205	0.59	%(4)(9)	0.71	%(9)	0.51	%(9)	0.39	%(9)
Year Ended 10/31/19	1,430,849	0.69	%(4)	0.71%		1.65%		1.63%
Year Ended 10/31/18	789,069	0.69	%(4)	0.71%		1.03%		1.01%
Year Ended 10/31/17	484,458	0.68	%(4)	0.71%		0.11%		0.08%
Year Ended 10/31/16(1)	2,881	0.36	%(4)	0.71%		0.00	%(5)	(0.35)%
Year Ended 10/31/15	180	0.05	%(4)	0.71%		0.03%		(0.63)%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$17,629	0.33	%(4)(9)	0.36	%(9)	0.77	%(9)	0.74	%(9)
Year Ended 10/31/19	17,886	0.34	%(4)	0.36%		2.00%		1.98%
Year Ended 10/31/18	22,288	0.34	%(4)	0.36%		1.38%		1.36%
Year Ended 10/31/17	46,862	0.33	%(4)	0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	62,228	0.30	%(4)	0.36%		0.06%		0.00	%(5)
Year Ended 10/31/15	55,377	0.05	%(4)	0.36%		0.03%		(0.28)%
Select Class
Six Months Ended 4/30/20 (unaudited)	$51	0.82	%(4)(9)	1.01	%(9)	0.28	%(9)	0.09	%(9)
Year Ended 10/31/19	50	0.99	%(4)	1.01%		1.35%		1.33%
Year Ended 10/31/18	50	0.99	%(4)	1.01%		0.73%		0.71%
Year Ended 10/31/17	50	0.78	%(4)	1.01%		0.01%		(0.22)%
For the Period Ended 10/31/16(1)	50	0.38	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.65	)%(9)

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.001		$(0.006)		$1.000	0.59	%(8)
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.12%
Year Ended 10/31/18	1.000	0.015	(2)	(0.000	)(3)	(0.015)		1.000	1.51%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.14%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.001		$(0.006)		$1.000	0.57	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.07%
Year Ended 10/31/18	1.000	0.015	(2)	(0.000	)(3)	(0.015)		1.000	1.46%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.005	(2)	$0.000	(3)	$(0.005)		$1.000	0.54	%(8)
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.01%
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.41%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.001		(0.001)		1.000	0.06%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.52	%(8)
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.96%
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.47	%(8)
Year Ended 10/31/19	1.000	0.018	(2)	0.000	(3)	(0.018)		1.000	1.86%
Year Ended 10/31/18	1.000	0.013	(2)	(0.000	)(3)	(0.013)		1.000	1.26%
Year Ended 10/31/17	1.000	0.004	(2)	(0.000	)(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.003	(2)	$0.001		$(0.004)		$1.000	0.36	%(8)
Year Ended 10/31/19	1.000	0.016	(2)	0.000	(3)	(0.016)		1.000	1.61%
Year Ended 10/31/18	1.000	0.010	(2)	(0.000	)(3)	(0.010)		1.000	1.00%
Year Ended 10/31/17	1.000	0.002	(2)	0.000	(3)	(0.002)		1.000	0.16%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.004	(2)	$0.001		$(0.005)		$1.000	0.52	%(8)
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.96%
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Select Class
Six Months Ended 4/30/20 (unaudited)	$1.000	$0.001	(2)	$0.001		$(0.002)		$1.000	0.25	%(8)
Year Ended 10/31/19	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.30%
Year Ended 10/31/18	1.000	0.007	(2)	(0.000	)(3)	(0.007)		1.000	0.70%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$47,698,882	0.20	%(9)	0.21	%(9)	1.05	%(9)	1.04	%(9)
Year Ended 10/31/19	23,790,835	0.20%		0.21%		2.09%		2.08%
Year Ended 10/31/18	19,642,850	0.20%		0.21%		1.51%		1.50%
Year Ended 10/31/17	18,160,353	0.19%		0.21%		0.59%		0.57%
Year Ended 10/31/16(1)	19,382,045	0.17%		0.21%		0.15%		0.11%
Year Ended 10/31/15	14,113,772	0.02%		0.21%		0.01%		(0.18)%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$4,334,214	0.25	%(4)(9)	0.26	%(9)	1.00	%(9)	0.99	%(9)
Year Ended 10/31/19	398,934	0.25	%(4)	0.26%		2.04%		2.03%
Year Ended 10/31/18	189,558	0.25	%(4)	0.26%		1.46%		1.45%
Year Ended 10/31/17	239,841	0.24	%(4)	0.26%		0.54%		0.52%
Year Ended 10/31/16(1)	277,773	0.21	%(4)	0.26%		0.11%		0.06%
Year Ended 10/31/15	1,989,121	0.02	%(4)	0.26%		0.01%		(0.23)%
Investor Class
Six Months Ended 4/30/20 (unaudited)	$51	0.30	%(4)(9)	0.31	%(9)	0.95	%(9)	0.94	%(9)
Year Ended 10/31/19	51	0.30	%(4)	0.31%		1.99%		1.98%
Year Ended 10/31/18	39,323	0.30	%(4)	0.31%		1.41%		1.40%
Year Ended 10/31/17	63,180	0.29	%(4)	0.31%		0.49%		0.47%
Year Ended 10/31/16(1)	67,007	0.27	%(4)	0.31%		0.05%		0.01%
Year Ended 10/31/15	50	0.02	%(4)	0.31%		0.01%		(0.28)%
Administrative Class
Six Months Ended 4/30/20 (unaudited)	$1,648	0.35	%(4)(9)	0.36	%(9)	0.90	%(9)	0.89	%(9)
Year Ended 10/31/19	2,015	0.35	%(4)	0.36%		1.94%		1.93%
Year Ended 10/31/18	2,378	0.35	%(4)	0.36%		1.36%		1.35%
Year Ended 10/31/17	127	0.34	%(4)	0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	50	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	50	0.02	%(4)	0.36%		0.01%		(0.33)%
Advisory Class
Six Months Ended 4/30/20 (unaudited)	$18,422	0.45	%(4)(9)	0.46	%(9)	0.80	%(9)	0.79	%(9)
Year Ended 10/31/19	42,143	0.45	%(4)	0.46%		1.84%		1.83%
Year Ended 10/31/18	12,489	0.45	%(4)	0.46%		1.26%		1.25%
Year Ended 10/31/17	1,806	0.42	%(4)	0.46%		0.36%		0.32%
Year Ended 10/31/16(1)	53,009	0.31	%(4)	0.46%		0.01%		(0.14)%
Year Ended 10/31/15	11,150	0.02	%(4)	0.46%		0.01%		(0.43)%
Participant Class
Six Months Ended 4/30/20 (unaudited)	$473	0.64	%(4)(9)	0.71	%(9)	0.61	%(9)	0.54	%(9)
Year Ended 10/31/19	629	0.70	%(4)	0.71%		1.59%		1.58%
Year Ended 10/31/18	234	0.70	%(4)	0.71%		1.01%		1.00%
Year Ended 10/31/17	307	0.62	%(4)	0.71%		0.16%		0.07%
Year Ended 10/31/16(1)	689	0.33	%(4)	0.71%		(0.01)%		(0.39)%
Year Ended 10/31/15	50	0.02	%(4)	0.71%		0.01%		(0.68)%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$11,477	0.35	%(4)(9)	0.36	%(9)	0.90	%(9)	0.89	%(9)
Year Ended 10/31/19	18,758	0.35	%(4)	0.36%		1.94%		1.93%
Year Ended 10/31/18	51,187	0.35	%(4)	0.36%		1.36%		1.35%
Year Ended 10/31/17	80,852	0.34	%(4)	0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	99,031	0.29	%(4)	0.36%		0.03%		(0.04)%
Year Ended 10/31/15	78,516	0.02	%(4)	0.36%		0.01%		(0.33)%
Select Class
Six Months Ended 4/30/20 (unaudited)	$51	0.89	%(4)(9)	1.00	%(9)	0.35	%(9)	0.24	%(9)
Year Ended 10/31/19	50	1.00	%(4)	1.01%		1.29%		1.28%
Year Ended 10/31/18	50	1.00	%(4)	1.01%		0.71%		0.70%
Year Ended 10/31/17	50	0.76	%(4)	1.01%		0.02%		(0.23)%
For the Period Ended 10/31/16(1)	50	0.34	%(4)(9)	1.01	%(9)	(0.02	)%(9)	(0.69	)%(9)

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$1.0001	$0.0054	(2)	$0.0005		$(0.0057)		$1.0003	0.59	%(8)
Year Ended 10/31/19	1.0000	0.0141	(2)	0.0001	(3)	(0.0141)		1.0001	1.43%
Year Ended 10/31/18	1.0000	0.0118	(2)	(0.0003	)(3)	(0.0115)		1.0000	1.16%
Year Ended 10/31/17	1.0000	0.0059	(2)	(0.0002	)(3)	(0.0057)		1.0000	0.57%
Year Ended 10/31/16(1)	1.0000	0.0014	(2)	0.0026		(0.0040	)(7)	1.0000	0.40%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$1.0001	$0.0052	(2)	$0.0004	(3)	$(0.0054)		$1.0003	0.56	%(8)
Year Ended 10/31/19	1.0000	0.0136	(2)	0.0001	(3)	(0.0136)		1.0001	1.38%
Year Ended 10/31/18	1.0000	0.0113	(2)	(0.0003	)(3)	(0.0110)		1.0000	1.10%
Year Ended 10/31/17	1.0000	0.0054	(2)	(0.0002	)(3)	(0.0052)		1.0000	0.52%
Year Ended 10/31/16(1)	1.0000	0.0011	(2)	0.0027		(0.0038	)(7)	1.0000	0.37%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$1.0001	$0.0047	(2)	$0.0005		$(0.0050)		$1.0003	0.52	%(8)
Year Ended 10/31/19	1.0000	0.0126	(2)	0.0001	(3)	(0.0126)		1.0001	1.27%
Year Ended 10/31/18	1.0000	0.0103	(2)	(0.0003	)(3)	(0.0100)		1.0000	1.02%
Year Ended 10/31/17	1.0000	0.0044	(2)	(0.0002	)(3)	(0.0042)		1.0000	0.42%
Year Ended 10/31/16(1)	1.0000	0.0009	(2)	0.0022		(0.0031	)(7)	1.0000	0.31%
Year Ended 10/31/15	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/20 (unaudited)	$495,170	0.15	%(9)	0.27	%(9)	1.10	%(9)	0.98	%(9)	—
Year Ended 10/31/19	612,147	0.15%		0.27%		1.40%		1.28%		—
Year Ended 10/31/18	491,714	0.18%		0.33%		1.18%		1.03%		—
Year Ended 10/31/17	144,208	0.18%		0.51%		0.59%		0.26%		—
Year Ended 10/31/16(1)	59,273	0.11	%(6)	0.48%		0.18	%(6)	(0.19)%		0.00	%(5)
Year Ended 10/31/15	97,678	0.04	%(6)	0.38%		0.01	%(6)	(0.33)%		0.00	%(5)
Institutional Select Class
Six Months Ended 4/30/20 (unaudited)	$51	0.20	%(4)(9)	0.32	%(9)	1.05	%(9)	0.93	%(9)	—
Year Ended 10/31/19	50	0.20	%(4)	0.32%		1.35%		1.23%		—
Year Ended 10/31/18	50	0.23	%(4)	0.38%		1.13%		0.98%		—
Year Ended 10/31/17	50	0.23	%(4)	0.56%		0.54%		0.21%		—
Year Ended 10/31/16(1)	50	0.14	%(4)(6)	0.53%		0.15	%(6)	(0.24)%		0.00	%(5)
Year Ended 10/31/15	50	0.04	%(4)(6)	0.43%		0.01	%(6)	(0.38)%		0.00	%(5)
Cash Management Class
Six Months Ended 4/30/20 (unaudited)	$4,956	0.30	%(4)(9)	0.42	%(9)	0.95	%(9)	0.83	%(9)	—
Year Ended 10/31/19	7,435	0.30	%(4)	0.42%		1.25%		1.13%		—
Year Ended 10/31/18	11,805	0.33	%(4)	0.48%		1.03%		0.88%		—
Year Ended 10/31/17	20,776	0.33	%(4)	0.66%		0.44%		0.11%		—
Year Ended 10/31/16(1)	30,694	0.20	%(4)(6)	0.63%		0.09	%(6)	(0.34)%		0.00	%(5)
Year Ended 10/31/15	25,927	0.04	%(4)(6)	0.53%		0.01	%(6)	(0.48)%		0.00	%(5)

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Highlights

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income (loss).

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.0005 per share.

(4)  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(5)  Amount is less than 0.005%.

(6)  The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Includes paid-in-capital distribution of $0.0022.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to eight different classes of shares for certain Funds. Each Fund offers the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class and the Select Class is only offered to Government, Treasury and Treasury Securities Portfolios. The Trust applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights.

The Investor Class and Administrative Class were fully redeemed during the month of October 2016 from the ESG Money Market Portfolio, Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2020. In addition, during the month of October 2016, the Participant Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2020. During the month of November 2016, the Advisory Class was fully redeemed from the Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2020. Accordingly, no financial highlights have been presented for these classes.

ESG Money Market, Prime and Tax-Exempt Portfolios operate as "institutional money market funds," which require these Funds to have a floating NAV, rounded to the fourth decimal place. In addition, these Funds are permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of these Funds. Government, Government Securities, Treasury and Treasury Securities Portfolios operate as "government money market funds," which allow these Funds to continue to seek a stable NAV. These Funds will not impose a liquidity fee or temporarily suspend redemptions in the event that weekly liquid assets fall below specified regulatory thresholds.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) ESG Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; and (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs)

and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2020:

ESG Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$175,000	$—	$175,000
Commercial Paper	—	700,370	—	700,370
Corporate Bonds	—	200,560	—	200,560
Floating Rate Notes	—	435,184	—	435,184
Repurchase Agreements	—	1,204,000	—	1,204,000
Time Deposits	—	288,000	—	288,000
Total Assets	$—	$3,003,114	$—	$3,003,114

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$720,000	$—	$720,000
Commercial Paper	—	3,395,978	—	3,395,978
Corporate Bonds	—	219,143	—	219,143
Floating Rate Notes	—	1,907,079	—	1,907,079
Repurchase Agreements	—	3,416,000	—	3,416,000
Time Deposits	—	2,093,000	—	2,093,000
Total Assets	$—	$11,751,200	$—	$11,751,200

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$52,241,325	$—	$52,241,325
U.S. Agency Securities	—	44,236,315	—	44,236,315
U.S. Treasury Securities	—	18,527,268	—	18,527,268
Total Assets	$—	$115,004,908	$—	$115,004,908

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$2,796,893	$—	$2,796,893
U.S. Treasury Securities	—	2,538,007	—	2,538,007
Total Assets	$—	$5,334,900	$—	$5,334,900

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$13,733,937	$—	$13,733,937
U.S. Treasury Securities	—	27,045,195	—	27,045,195
Total Assets	$—	$40,779,132	$—	$40,779,132

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$53,032,533	$—	$53,032,533
Total Assets	$—	$53,032,533	$—	$53,032,533

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$215,120	$—	$215,120
Daily Variable Rate Bonds	—	196,810	—	196,810
Municipal Bonds & Notes	—	37,359	—	37,359
Commercial Paper	—	21,014	—	21,014
Closed-End Investment Companies	—	21,000	—	21,000
Total Assets	$—	$491,303	$—	$491,303

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
ESG Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	—	—	1.00	—
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	—

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2020, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
ESG Money Market	$1,218
Prime	4,105
Government	10,599
Government Securities	297
Treasury	948
Treasury Securities	838
Tax-Exempt	332

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended April 30, 2020, the Funds had administration fees waived as follows:

Fund	Administration Fees Waived (000)
ESG Money Market	$65
Prime	198
Tax-Exempt	2

The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended April 30, 2020.

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2020, this waiver amounted to approximately $2,522,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2020, this waiver amounted to approximately $1,681,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. For the six months ended April 30, 2020, the Government Securities Participant Class waiver amounted to approximately $26,000.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's Dividend Disbursing and Transfer Agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

years in the four-year period ended October 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

	2019 Distributions Paid From:			2018 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)
ESG Money Market	$65,315	$—	$—	$20,935	$—	$—
Prime	252,088	—	—	116,525	—	—
Government	1,227,717	—	—	790,459	—	—
Government Securities	58,983	—	—	130,139	—	—
Treasury	361,632	—	—	228,478	—	—
Treasury Securities	463,310	—	—	292,724	—	—
Tax-Exempt	—	8,108	—	—	3,429	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2019.

At October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
ESG Money Market	$1,030	$—	$—
Prime	8,441	—	—
Government	48,560	—	—
Government Securities	1,077	—	—
Treasury	12,712	—	—
Treasury Securities	14,704	—	—
Tax-Exempt	—	51	—

At October 31, 2019, the following Funds had available for federal income tax purposes unused short-term and/or longterm capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Prime	$52	$—
Government	2,582	29
Government Securities	19	7
Treasury	1,614	165
Treasury Securities	1,567	280

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2020, Tax-Exempt Portfolio engaged in cross-trade purchases of approximately $12,800,000.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At April 30, 2020, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percentage of Ownership
ESG Money Market	66.7%
Prime	20.3
Government	23.6
Government Securities	87.5
Treasury	48.4
Treasury Securities	32.0
Tax-Exempt	80.9

2020 Semi-Annual Report

April 30, 2020

Notes to Financial Statements (unaudited) (cont'd)

J. Subsequent Event: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Privacy Notice (unaudited) (cont'd)  April 2019

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

2020 Semi-Annual Report

April 30, 2020

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed, Vice Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/liquidityshareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment on Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

The Trust's Statement of Additional Information contains additional information about the Trust, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/im/liquidityshareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Liquidity Funds, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/liquidityshareholderreports or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2020 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
3099198 EXP 06.30.21

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2020